As filed with the Securities and Exchange Commission on July 29, 2005
File Nos. 33-73792
811-8270

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No	☐
Post-Effective Amendment No. 20	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23	☑
(Check appropriate box or boxes)
RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
601 Union Street, Suite 2801
Seattle, WA 98101
(Address of Principal Executive Offices, including Zip Code)
(206) 464-0400
(Registrant’s Telephone Number, including Area Code)
J. Glenn Haber, Chief Executive Officer
Rainier Investment Management, Inc.
601 Union St., Ste. 2801
Seattle, WA 98101
(Name and Address of Agent for Service)
WITH COPY TO:
David A. Hearth
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105
It is proposed that this filing will become effective:

☑	Immediately upon filing pursuant to Rule 485 (b)
☐	On , pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	On pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	On , pursuant to Rule 485(a)(2)
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS — JULY 31, 2005

This Prospectus offers Original Shares of the Small/Mid Cap Equity, Core Equity, Growth Equity, Balanced and Intermediate Fixed Income Portfolios. The performance and financial highlights information of the Small/Mid Cap Equity, Core Equity and Balanced Portfolios pertain only to the Original Shares, which impose a Rule 12b-l fee. The Small/MidCap Equity, Core Equity and Balanced Portfolios also offer Institutional Shares through a separate Prospectus.
OVERVIEW OF THE PORTFOLIOS
This section introduces each Rainier Investment Management Mutual Fund
Portfolio, explaining its goals, principal investment strategies and principal risks.
Expense and performance information are also displayed.

Small/Mid Cap Equity Portfolio	2

Core Equity Portfolio	4

Growth Equity Portfolio	6

Balanced Portfolio	8

Intermediate Fixed Income Portfolio	10
As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this Prospectus is truthful or complete. It is a criminal offense for anyone to inform otherwise.

OVERVIEW OF THE PORTFOLIOS
Small/Mid Cap Equity Portfolio
THE PORTFOLIO’S GOAL
The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the common stock of small-and mid-capitalization U.S. companies with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. The Portfolio will purchase shares in companies with market capitalizations between $100 million and $14 billion, and will invest in approximately 100 to 150 companies. Additionally, companies that are members of, or fall within, the capitalization range of the Russell 2000 or Midcap indices may be candidates for purchase. (A description of these indices can be found on page 32 of this Prospectus.) Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor considers them to be particularly attractive.
     The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. As a result, the Portfolio will invest in a blend of stocks with both growth and value characteristics. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that index. (See Additional Information on Principal Investment Strategies on page 13 for further discussion.)
PRINCIPAL RISKS
Since the Portfolio is invested in common stock whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.
THE PORTFOLIO’S PAST PERFORMANCE
The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to three broad-based indices. A description of the indices can be found on page 32 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

2

CALENDAR-YEAR TOTAL RETURNS
The year-to-date total return as of June 30, 2005, for the Portfolio was 2.24%.

Best Quarter:	+24.04%	(fourth quarter, 1999)
Worst Quarter:	-21.08%	(third quarter, 1998)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

	l Year	5 Years	10 Years

Small/ Mid Cap Equity
Return before taxes	17.36%	7.14%	15.12%
Return after taxes on distributions(1)	16.58%	5.59%	12.95%
Return after taxes on distributions and sale of fund shares(1)	11.93%	5.22%	12.10%
Russell 2500™ Index*	18.29%	8.35%	13.75%
Russell Midcap® Index*	20.22%	7.59%	14.50%
Russell 2000® Index*	18.33%	6.61%	11.54%

(1)	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

*	Index returns reflect no deduction for fees, expenses or taxes.
See page 32 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/ Mid Cap Equity Portfolio.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.15%

Total Annual Fund Operating Expenses †	1.25%

Fee Reduction and/or Expense Reimbursement	—

Net Expenses	1.25%

†	For the past fiscal year, the Portfolio’s actual operating expenses, excluding 0.25% of Rule 12b-1 fees, were 1.00% of average daily net assets. The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Small/Mid Cap Equity Portfolio to 1.23% (excluding interest, taxes and Rule 12b-1 fees). This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year.
     Example: This example is intended to help you compare the cost of investing in shares of the Small / Mid Cap Equity Portfolio with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

l Year	3 Years	5 Years	10 Years

$127	$397	$686	$1,511

3

Overview of the Portfolios, continued
Core Equity Portfolio
THE PORTFOLIO’S GOAL
The Core Equity Portfolio seeks to maximize long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Portfolio invests primarily in the common stock of large- and medium-capitalization U.S. companies with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The Portfolio will normally invest at least 80% of its assets in a diversified core equity portfolio. To the Advisor, the term “core equity” denotes a portfolio invested primarily in large- and medium-capitalization companies, diversified across the major economic sectors of a broad market measure, such as the Standard & Poor’s (S&P) 500 Index®. The Advisor considers large- and medium-capitalization companies to be those currently with market capitalizations above $1.7 billion. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies which may comprise 10% or less of the Portfolio. It will normally be invested in approximately 75 to 150 securities.
     The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. As a result, the Portfolio will invest in a blend of stocks with both growth and value characteristics. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index, such as the S&P 500 Index, and normally avoids extreme overweighting or underweighting relative to that index. (See Additional Information on Principal Investment Strategies on page 13 for further discussion.)
PRINCIPAL RISKS
Since the Portfolio is invested in common stock whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.
THE PORTFOLIO’S PAST PERFORMANCE
The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to two broad-based indices. A description of the indices can be found on page 32 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

4

CALENDAR-YEAR TOTAL RETURNS

The year-to-date total return as of June 30, 2005, for the Portfolio was 2.37%.

Best Quarter:	+25.09%	(fourth quarter, 1998)
Worst Quarter:	-17.17%	(third quarter, 2002)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

	l Year	5 Years	10 Years

Core Equity Portfolio
Return before taxes	9.35%	-2.12%	12.80%
Return after taxes on distributions(1)	9.32%	-2.69%	10.79%
Return after taxes on distributions and sale of fund shares(1)	6.08%	-2.05%	10.17%
S&P 500 Index®*	10.88%	-2.30%	12.07%
Russell 1000® Index*	11.40%	-1.76%	12.16%

(1)	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 40l(k) plans or individual retirement accounts.

*	Index returns reflect no deduction for fees, expenses or taxes.
See page 32 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Portfolio.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%

Total Annual Fund Operating Expenses†	1.14%

Fee Reduction and/or Expense Reimbursement	—

Net Expenses	1.14%

†	For the past fiscal year, the Portfolio’s actual operating expenses, excluding 0.25% of Rule 12b-1 fees, were 0.89% of average daily net assets. The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Core Equity Portfolio to 1.04% (excluding interest, taxes and Rule 12b-1 fees). This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year.
     Example: This example is intended to help you compare the cost of investing in shares of the Core Equity Portfolio with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$116	$362	$628	$1,36

5

Overview of the Portfolios, continued
Growth Equity Portfolio
THE PORTFOLIO’S GOAL
The Growth Equity Portfolio seeks to maximize long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the common stock of large- and medium-capitalization U.S. growth companies, and affords shareholders the opportunity to invest in some of the fastest growing companies in America. To the Advisor, the term “growth company” denotes companies with the prospect of strong earnings, revenue or cash flow growth.
     The Advisor describes the investment philosophy of the Portfolio as Large Cap Growth, since the majority of the shares in growth companies owned have a market capitalization of over $5 billion. Smaller companies may be owned when especially attractive. Stock selection focuses on companies that are likely to demonstrate superior earnings, revenue or cash flow growth relative to their industry peers. The Portfolio will normally invest in approximately 40 to 80 companies.
     The Advisor compares the Portfolio’s economic sector weightings to a growth equity index such as the Russell 1000® Growth Index. To help control risk, extreme overweighting and underweighting of the Portfolio as compared to the major sectors of such a benchmark are avoided. (See Additional Information on Principal Investment Strategies on page 13 for further discussion.)
PRINCIPAL RISKS
Since the Portfolio is invested in common stock whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.
THE PORTFOLIO’S PAST PERFORMANCE
The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to two broad-based indices. A description of the indices can be found on page 32 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

6

CALENDAR-YEAR TOTAL RETURNS
The year-to-date total return as of June 30, 2005, for the Portfolio was -0.67%.

Best Quarter:	+19.18%	(fourth quarter, 2001)
Worst Quarter:	-29.30%	(first quarter, 2001)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

			Since
	l Year	3 Years	Inception

Growth Equity Portfolio
Return before taxes	11.60%	3.33%	-8.19%
Return after taxes on distributions(1)	11.60%	3.33%	-8.80%
Return after taxes on distributions and sale of fund shares(1)	7.54%	2.84%	-7.28%
S&P 500 Index®*	10.88%	3.57%	-2.98%
Russell 1000® Growth Index*	6.30%	-0.18%	-10.82%

Inception date 6/15/00

(1)	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

*	Index returns reflect no deduction for fees, expenses or taxes.
See page 32 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Equity Portfolio.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Distribution and Service (12b-l) Fees	0.25%
Other Expenses	1.19%

Total Annual Fund Operating Expenses†	2.19%

Fee Reduction and/or Expense Reimbursement	(1.00)%

Net Expenses	1.19%

†	For the fast fiscal year, the Portfolio’s actual operating expenses, excluding 0.25% of Rule 12b-1 fees, were 1.94% of average daily net assets. The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Growth Equity Portfolio to 0.94% (excluding interest, taxes and Rule 12b-1 fees). This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year. Without the fee reduction the Total Annual Fund Operating Expenses would have been 2.19%.
     Example: This example is intended to help you compare the cost of investing in shares of the Growth Equity Portfolio with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$121	$589	$1,083	$2,445

7

Overview of the Portfolios, continued
Balanced Portfolio
THE PORTFOLIO’S GOAL
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests primarily in a diversified portfolio of common stock of U.S. companies and investment-grade, intermediate-term debt securities and cash equivalent securities. A portion of these investment-grade, intermediate-term debt securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans, such as those on motor vehicles or credit cards). Investment-grade debt securities are generally considered to be those rated Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by S&P and Fitch Ratings (“Fitch”). Intermediate-term debt securities are those with maturities between three and ten years. The Advisor seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio’s assets will be allocated among equity, fixed-income and short-term cash equivalent securities. Common stock will normally constitute from 40% to 70% of the Portfolio’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio’s net assets. Cash equivalent securities will normally constitute from 0% to 35% of the Portfolio’s net assets. The Advisor utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing is avoided. Shifts from one asset class to another are normally made in increments of 5% or less.
     The stock portion of the Portfolio invests primarily in the common stock of large- and medium-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The Advisor refers to the equity selection philosophy as GARP. See Additional Information on Principal Investment Strategies on page 13 for further discussion.
PRINCIPAL RISKS
Since the Portfolio is invested in common stock and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price will be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. A rise in interest rates may cause the Portfolio’s shares to decline in value. When interest rates are low, the Portfolio’s income distributions may be reduced. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Also, the value of any of the Portfolio’s investments may decline in response to events affecting the issue, its credit rating or any underlying assets backing the securities, such as the effect on mortgage-related securities from real estate market weakness. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with the risks of equity and fixed-income investing and can make a long-term investment commitment.
THE PORTFOLIO’S PAST PERFORMANCE
The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to a broad-based stock index, a blended custom index and a fixed-income index. A description of the indices can be found on page 32 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

8

CALENDAR-YEAR TOTAL RETURNS
The year-to-date total return as of June 30, 2005, for the Portfolio was 1.83%.

Best Quarter:	+15.20%	(fourth quarter, 1998)
Worst Quarter:	-8.48%	(third quarter, 1998)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

	1 Year	5 Years	10 Years

Balanced Portfolio
Return before taxes	6.40%	1.11%	10.38%
Return after taxes on distributions(1)	5.96%	0.34%	7.93%
Return after taxes on distributions and sale of fund shares(1)	4.15%	0.49%	7.54%
S&P 500 Index®*	10.88%	-2.30%	12.07%
Balanced Index*	7.66%	1.57%	10.26%
Lehman U.S. Gov’t/Credit Intermediate Bond Index*	3.03%	7.20%	7.15%

(1)	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns defend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

The Balanced Index is computed by the Advisor and consists of 60% S&P Index, 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

*	Index returns reflect no deduction for fees, expenses or taxes.
See page 32 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Portfolio.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.26%

Total Annual Fund Operating Expenses†	1.21%

Expense Recoupment	(0.02)%

Net Expenses	1.19%

†	For the past fiscal year, the Portfolio’s actual operating expenses, excluding 0.25% of Rule 12b-1 fees, were 0.94% of average daily net assets. The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Balanced Portfolio to 0.94% (excluding interest, taxes and Rule 12b-1 fees). This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year.
     Example: This example is intended to help you compare the cost of investing in shares of the Balanced Portfolio with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$121	$382	$663	$1,464

9

Overview of the Portfolios, continued
Intermediate Fixed Income Portfolio
THE PORTFOLIO’S GOAL
The Intermediate Fixed Income Portfolio seeks to provide investors with current income.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests primarily (at least 80% of its assets) in a diversified portfolio of investment-grade, intermediate-term debt securities providing current income. Most of its investments are debt securities issued or guaranteed by the U.S. government or its agencies, and corporate issuers. A portion of these investments may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans such as those on motor vehicles or credit cards).
     The Advisor intends, but is not obligated, to construct the Portfolio with a higher proportion of corporate issues than government or government agency securities. Investment-grade debt securities are generally considered to be those rated Baa or better by Moody’s or BBB or better by S&P and Fitch. Securities that are rated Baa by Moody’s or BBB by S&P and Fitch, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. The Advisor intends to limit investment in securities rated Baa by Moody’s or BBB by S&P and Fitch to no more than 10% of the Portfolio’s total assets.
     The Portfolio may purchase bonds of any maturity, but the Portfolio will normally have a dollar-weighted average maturity between three and ten years. The average maturity may be less than three years if the Advisor believes a temporary defensive posture is appropriate. The Advisor plans to manage the Portfolio as a moderate-duration portfolio. To the Advisor, “moderate duration” denotes a portfolio within a range of ±25% of the duration of the Lehman U.S. Government/Credit Intermediate Bond Index. If, for example, the duration of the Lehman Index were 4.0 years, the Portfolio’s duration would be between 3.0 and 5.0 years. Duration measures the sensitivity of a fixed-income portfolio to interest rate changes. To illustrate, if a portfolio had an average effective duration of 5.0 years, a 1% increase in market interest rates would cause the principal value of the portfolio to lose approximately 5%.
PRINCIPAL RISKS
Since the Portfolio is invested in securities whose prices change daily, there is the risk that an investor could lose money. A rise in interest rates may cause the Portfolio’s shares to decline in value. When interest rates are low, the Portfolio’s income distributions may be reduced. Also, the value of any of the Portfolio’s investments may decline in response to events affecting the issue, or its credit rating or any underlying assets backing the securities such as the effect on mortgage-related securities from real estate market weakness. The Portfolio may invest in securities issued by U.S. government-sponsored entities such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Investors should know that entities such as Freddie Mac and Fannie Mae are not funded by Congressional appropriations and that the debt and mortgage-backed securities issued by them are neither guaranteed nor insured by the United States government. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. The Portfolio may be appropriate for investors who are comfortable with the risks of fixed-income investing and seek high current income with greater stability in the value of shares than a long-term fixed-income fund.
THE PORTFOLIO’S PAST PERFORMANCE
The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to two broad-based fixed-income indices. A description of the indices can be found on page 32 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

10

CALENDAR-YEAR TOTAL RETURNS
The year-to-date total return as of June 30, 2005, for the Portfolio was 1.28%.

Best Quarter:	+5.20%	(third quarter, 1998)
Worst Quarter:	-2.56%	(second quarter, 2004)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

	l Year	5 Years	10 Years

Intermediate Fixed
Income Portfolio
Return before taxes	2.29%	6.55%	6.42%
Return after taxes on distributions (1)	1.02%	4.70%	4.24%
Return after taxes on distributions and sale of fund shares(1)	1.62%	4.52%	4.16%
Lehman U.S. Gov’t/Credit Intermediate Bond Index*	3.03%	7.20%	7.15%
91-Day U.S. Treasury Bill Index*	1.24%	2.79%	3.99%

(1)	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.

*	Index returns reflect no deduction for fees, expenses or taxes.
See page 32 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Fixed Income Portfolio.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses	0.27%

Total Annual Fund Operating Expenses†	0.87%

Fee Reduction and/or Expense Reimbursement	(0.32)%

Net Expenses	0.55%

†	For the fast fiscal year, the Portfolio’s actual operating expenses, excluding 0.10% of Rule 12b-1 fees, were 0.77% of average daily net assets. The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Intermediate Fixed Income Portfolio to 0.45% (excluding interest, taxes and Rule 12b-1 fees) and has voluntarily agreed to limit Rule 12b-1 fees to 0.10%. This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year. Without the fee reduction the Total Annual Fund Operating Expenses would have been 0.87%.
     Example: This example is intended to help you compare the cost of investing in shares of the Intermediate Fixed Income Portfolio with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$56	$246	$451	$1,043

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12

ADDITIONAL INFORMATION ON
PRINCIPAL INVESTMENT STRATEGIES
GROWTH AT A REASONABLE PRICE EQUITY INVESTMENT PHILOSOPHY
The Advisor refers to its investment philosophy with respect to the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and equity portion of the Balanced Portfolio as Growth at a Reasonable Price (GARP). Since the GARP strategy combines some aspects of both “value” and “growth” investment styles, a primary benefit of the GARP strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. In selecting common stock for purchase in the Portfolios, the Advisor emphasizes companies that are likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations.
     The Advisor considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target, or when better opportunities are perceived in alternative stocks.
GROWTH INVESTMENT PHILOSOPHY
The Advisor refers to its investment philosophy with respect to the Growth Equity Portfolio as Large Cap Growth and views the primary benefit of the strategy as the ability to generate competitive returns in market environments favoring growth stocks.
     The Advisor favors companies with attractive fundamentals, such as strong revenue, earnings or cash flow growth. Companies with sustainable competitive advantages; potential price or business catalysts, including earnings surprise or market expansion; and disciplined management with shareholder focus are emphasized. The Advisor also seeks to capture the capital appreciation sometimes associated with high-performing companies identified early in their growth cycles. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.
     The Advisor considers the sale of specific common stock when fundamentals deteriorate, when a stock reaches or surpasses its price target, or when better opportunities are perceived in alternative stocks.
FIXED-INCOME SECURITY SELECTION
In determining whether or not to invest in a particular debt security, the Advisor considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the ratings assigned by Moody’s, S&P and Fitch, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. Fixed-income securities may be sold if downgraded, or when swapped for a more attractive security.
SHORT-TERM INVESTMENTS
Cash equivalent securities, which may be held by any of the five Portfolios, are high-quality debt obligations maturing in one year or less from the date of purchase. These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. The Advisor considers obligations that have been rated at least A-l by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality, in the opinion of the Advisor, to be “high-quality.”
     Under normal market conditions, each Portfolio will stay fully invested in stocks and/or bonds. However, a Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.

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Additional Information on Principal Investment Strategies, continued
PORTFOLIO TURNOVER
Due to a sell discipline based in part on price targets, all the Portfolios, except the Intermediate Fixed Income Portfolio, may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. The Small/Mid Cap Equity and Growth Equity Portfolios both have portfolio turnover rates in excess of 100%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect a Portfolio’s performance. Active trading, however, can also be defensive and actually add to a Portfolio’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.
PORTFOLIO HOLDINGS INFORMATION
A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information, which can be obtained free of charge by contacting the Funds’ Transfer Agent at 800-248-6314.
NOTICE OF POLICY CHANGE
Shareholders will be provided with a sixty (60) days’ notice prior to the implementation of a change in a Portfolio’s policy (other than the Balanced Portfolio) to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Portfolio’s name.

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ADDITIONAL INFORMATION ON PRINCIPAL RISKS
The principal risks of investing in the Portfolios that may adversely affect the value of a Portfolio’s shares or total return are discussed in the “Overview of the Portfolios” section. Further elements of risk are discussed below.
MARKET RISK
An investor in any Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
SMALL COMPANY RISK
The Small/Mid Cap Equity, Core Equity, Growth Equity and Balanced Portfolios invest in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
DEBT SECURITIES RISK
The Balanced and Intermediate Fixed Income Portfolios invest in debt securities. The market value of a debt security is sensitive to prevailing interest rates. Generally, when interest rates rise, a debt security’s value declines, and when interest rates decline, its market value rises. Generally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness affect the market value of the debt securities of that issuer.

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ORGANIZATION AND MANAGEMENT
INVESTMENT ADVISOR AND ADVISORY FEES
Rainier Investment Management, Inc.® (RIM), incorporated in 1989, serves as Investment Advisor to the Portfolios. RIM’s address is:
601 Union Street, Suite 2801
Seattle, WA 98101
RIM currently manages $5.6 billion of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and the Funds. The Advisor is owned and operated by eight principals. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for each Portfolio, which includes determining which securities should be bought and sold. For the fiscal year ending March 31, 2005, before fee reductions and/or expense reimbursements, the Advisor received advisory fees computed as a percentage of each Portfolio’s average daily net assets as follows: 0.85% for the Small/Mid Cap Equity Portfolio; 0.75% for the Core Equity Portfolio; 0.75% for the Growth Equity Portfolio; 0.70% for the Balanced Portfolio; and 0.50% for the Intermediate Fixed Income Portfolio. A discussion regarding the Board of Trustees’ basis for approving the Portfolios’ investment advisory agreements is included in the Portfolios’ Annual Report.
PORTFOLIO MANAGERS
Small/Mid Cap Equity, Core Equity and Growth
Equity Portfolios
Daniel M. Brewer, CFA, Senior Portfolio Manager Mark W. Broughton, CFA, Senior Portfolio Manager Mark H. Dawson, CFA, Senior Portfolio Manager James R. Margard, CFA, Chief Investment Officer Peter M. Musser, CFA, Senior Portfolio Manager
Intermediate Fixed Income Portfolio
Andrea L. Durbin, CFA, Director of Fixed Income Management
Michael E. Raney, CFA, Portfolio Manager
Balanced Portfolio
Team managed by the Advisor’s Investment Committee, whose members are firm principals and other named individuals. Current members are Daniel M. Brewer; Mark W. Broughton; Mark H. Dawson; Andrea L. Durbin; Matthew Kennedy, CFA, Portfolio Manager and Analyst; James R. Margard; Peter M. Musser; and Michael E. Raney.
Each portfolio manager has been associated with the Advisor in the position noted for more than five years, except for Mr. Broughton and Ms. Durbin. Mr. Broughton began his career in 1986 at Drexel, Burham & Lambert and served as an associate portfolio manager and equity analyst at Provident Investment Counsel; a principal, senior portfolio manager and director of research at Badgley, Phelps and Bell from 1996 to 2000; and a lead portfolio manager at Blackrock Financial Management until he joined the Advisor in 2002 in the capacity of senior portfolio manager. Ms. Durbin began her career in 1992 with Dain Rauscher and served as a principal and director of fixed income at Badgley, Phelps and Bell from 1992 to 2002 until she joined the Advisor in 2002 in the capacity of senior fixed income portfolio manager.
     All the Portfolios described in the Prospectus are team managed by the portfolio managers listed above. For the Small/Mid Cap Equity, Core Equity, Growth Equity and stock portion of the Balanced Portfolio, the equity portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer leads team discussions and has final responsibility relating to asset allocation, equity selection and portfolio weightings. For the Intermediate Fixed Income Portfolio and the fixed income portion of the Balanced Portfolio, the Fixed Income Portfolio Managers make selection and portfolio weighting decisions collaboratively with the Director of Fixed Income assuming final responsibility for all investment decisions.
     The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolios.
PORTFOLIO EXPENSES
The Portfolios are responsible for paying their own operating expenses. The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of each Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed the following levels (excluding interest, taxes and Rule 12b-l fees): Small/Mid Cap Equity Portfolio — 1.23%; Core Equity Portfolio — 1.04%; Growth Equity Portfolio — 0.94%; Balanced Portfolio — 0.94%; Intermediate Fixed Income

16

Portfolio — 0.45%. That agreement has a one-year term, renewable at the end of each fiscal year. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are a Portfolio’s obligation are subject to reimbursement by all the Portfolios within the following three years, provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations. For the Growth Equity Portfolio, the recoupment period of any expense reimbursement in the first year of operations will be limited to five years from the year of reimbursement. During the past fiscal year, the Advisor recaptured fees previously reduced and/or reimbursed to the Balanced Portfolio in the amount of 0.02% of the Balanced Portfolio’s average daily net assets.
     The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Portfolios, reimbursement for marketing costs or providing services to shareholders. Those payments, which are sometimes referred to as revenue-sharing arrangements, may also be associated with the status of a Portfolio in a financial intermediary’s marketing and other support activities. These payments are in addition to any Rule 12b-1 payments that may be made by the Portfolios to those same intermediaries.

17

PURCHASING, SELLING & EXCHANGING SHARES
Purchasing Shares
MINIMUM INVESTMENT AMOUNT
The minimum initial investment in each Portfolio is $25,000. Additional investments may be made at any time with $1,000 or more. The minimum investment requirements may occasionally be waived or lowered by the Funds.
PURCHASING BY MAIL
Shares of the Portfolios may be purchased by mail. If you wish to invest by mail, simply complete an Account Application and mail it with a check (made payable to Rainier Investment Management Mutual Funds) to the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:
Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701
     All purchases by check should be in U.S. dollars. Third-party checks and cash will not be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.
     In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a post office (P.O.) box will not be accepted. Please contact the Transfer Agent at 800-248-6314 if you need additional assistance when completing your application.
     If the Transfer Agent is unable to establish the identity of the shareholder through reasonable methods, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.
BY OVERNIGHT DELIVERY
If you wish to send your Account Application and check via an overnight delivery service, delivery can not be made to a post office box. In that case, you should use the following address:
Rainier Investment Management Mutual Funds
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
PURCHASING BY WIRE
Shares of the Portfolios may be purchased the same day with a wire transfer of money if the Transfer Agent has a completed Account Application on file. A purchase order will not be accepted until the Fund has received the completed Application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange, normally 4:00 p.m. (Eastern time), to be eligible for sameday pricing. Please call the Transfer Agent at 800-248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Funds are not responsible for delays resulting from the banking or Federal Reserve wire system. Please wire payment to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
For further credit to Rainier Investment
Management [Portfolio name]
Account of [your account number and account name]
Your bank may charge you a fee for sending a wire.
PURCHASING WITH SECURITIES
In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine whether the securities you wish to use to make a purchase are appropriate.

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PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER
Shares of the Portfolios are available through certain brokers (and their agents) that have made arrangements with the Funds to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker’s (or agent’s) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.
RETIREMENT PLANS
Shares of the Portfolios are available for purchase by most retirement plans, including 401(k) plans, profit-sharing plans and IRAs.
SUBSEQUENT INVESTMENTS
Additional shares of a Portfolio are available for purchase, in amounts of $1,000 or more, by sending a check together with the remittance form from a confirmation statement to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.
PURCHASE ORDER PROCESSING
Any money received for investment in a Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio, which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. All checks must be made payable to Rainier Investment Management Mutual Funds or U.S. Bancorp Fund Services, LLC, as the Funds’ agent. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. The net asset value is calculated at the close of regular trading of the NYSE, normally 4:00 p.m. (Eastern time). A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.
EXCESSIVE TRADING POLICIES
Excessive or short-term trading (such as market timing) in Portfolio shares may harm performance by compromising portfolio management strategies and increasing Portfolio expenses. The Funds, their distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); (3) to completely or partially close a Portfolio by ceasing to offer fund shares at any time to all or certain groups of investors; and (4) to involuntarily redeem an account at the net asset value calculated the day the shares are redeemed, in cases of suspected market timing or any other fraudulent or illegal activity. These actions may be taken when, in the sole discretion of the Funds, they are deemed to be in the best interest of the Funds or if required by law. The Portfolios’ shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Portfolios, which may make it difficult or impossible for the Funds to detect excessive or short-term trading. The Funds will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading.
OTHER INFORMATION
Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Funds do not issue share certificates unless you specifically request them in writing to the Transfer Agent. All shares are normally held in a non-certified form on the books of the Funds, for your account.

19

Purchasing, Selling and Exchanging Shares, continued
Selling Shares (Redemptions)
Shareholders may sell (redeem) Portfolio shares on any day the Portfolio is open for business either directly to the Portfolio or through certain brokers (or agents). Payment for shares redeemed will be paid to you typically within one or two business days; however, payments may be held up to seven days for check redemptions and for electronic fund transfers, and redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If payment of redemption proceeds is to be made by federal wire transfer, a $15.00 fee may be applied.
SELLING BY MAIL
You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed and your name and account number. Also enclose any certificated shares that you wish to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. In addition, a signature guarantee is required if a redemption is requested by a corporation, partnership, trust or fiduciary. Send your redemption request to:
Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701
Overnight courier deliveries should be sent to:
Rainier Investment Management Mutual Funds
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
SIGNATURE GUARANTEES
Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if the proceeds of the redemption (1) are via a written or telephone request and exceed $100,000; (2) are to be paid to a person other than the record owner; (3) are to be sent to an address other than the address on the Transfer Agent’s records; (4) are to be paid to a corporation, partnership, trust or fiduciary; (5) if ownership is changed on the account; (6) when adding telephone redemption to an existing account; (7) when adding or changing automated bank instructions to an existing account; or (8) if a change of address request was received by the Transfer Agent in the last 30 days. The signature(s) on the redemption request and on the certificates, if any, or stock powers, must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor.
SELLING BY TELEPHONE
You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Account Application. You may then redeem shares of a Portfolio by telephoning the Transfer Agent at 800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time), on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network using the bank instructions previously established on your account. Telephone redemptions cannot be made if you notify the Transfer Agent of an account change within 30 days before the redemption request. Telephone redemption is not available for retirement plan accounts.
When establishing telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.
AUTOMATIC WITHDRAWAL PLAN
Automatic withdrawals may be made from a Portfolio in an amount of $100 or more, either monthly or quarterly. Your account must have a value of at least $10,000 to participate in this plan. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment

20

through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.
     This service may not be provided for Service Agents who are providing similar services by those organizations. Note that this plan may deplete your investment and affect your income or yield. You should not make automatic withdrawals if you plan to continue investing in a portfolio, due to tax liabilities. Please call the Transfer Agent for further information.
REDEMPTION OF SMALL ACCOUNTS
In order to reduce expenses, the Funds may redeem shares in any account if the total value of your account is less than $10,000 as a result of redemptions. This does not apply to retirement plan or Uniform Gift to Minors Act accounts. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $10,000 before an involuntary redemption occurs.
ADDITIONAL INFORMATION
If shares are purchased by personal check or are sold through the ACH, the Funds may delay payment of the redemption proceeds for up to 12 days from purchase or until the payment has cleared, whichever occurs first. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.
     Each Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that a Portfolio would do so except in unusual circumstances.
Exchanging Shares
Shareholders may exchange shares of any Portfolio for shares of any other Portfolio on any day the Portfolios are open for business.
     You may also exchange shares of any Portfolio for shares of the First American Prime Obligations Fund Class A or Class I or the First American Government Obligations Fund Class A, if such shares are offered in your state of residence. Prior to making such an exchange, you should obtain and carefully read the Prospectus for the First American Money Market Funds. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the First American Funds. The First American Funds are not affiliated with the Funds or the Advisor.
     The Funds reserve the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.
EXCHANGING BY MAIL
Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Portfolios, the number of shares or dollar amount to be exchanged and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:
Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701
EXCHANGING BY TELEPHONE
If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at 800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time), on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures which are listed above under “Selling Shares/(Redemptions).”
EXCHANGE PROCESSING
All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

21

PRICING OF PORTFOLIO SHARES
The price of a Portfolio’s shares is based on the Portfolio’s net asset value. The net asset value is calculated by dividing the Portfolio’s assets, minus its liabilities, by the number of shares outstanding. A Portfolio’s assets are the market value of securities held in its portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for a Portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Portfolios’ Board of Trustees that are designed to establish its “fair” value. A Portfolio may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement), events affecting securities markets generally (for example, market volatility or a natural disaster) or when a particular foreign market is closed but the NYSE is open and the value of a security held by the Portfolio has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. A Portfolio’s liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

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DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS
The Small/Mid Cap Equity, Core Equity and Growth Equity Portfolios intend to pay dividends annually. The Balanced Portfolio intends to pay dividends quarterly. The Intermediate Fixed Income Portfolio intends to pay dividends monthly. Each Portfolio makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.
     It is expected that distributions from the Small/ Mid Cap Equity, Core Equity and Growth Equity Portfolios will primarily consist of capital gains. It is expected that distributions from the Balanced Portfolio will consist of dividends and capital gains. It is expected that distributions from the Intermediate Fixed Income Portfolio will primarily consist of dividends.
     Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the Account Application that payment be made in cash.
     If an investor elects to receive distributions and dividends by check and the post office can not deliver such check, or if such check remains uncashed for six months, a Portfolio reserves the right to reinvest the distribution check in the shareholder’s account at the Portfolio’s then-current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.
TAX CONSEQUENCES
Each Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rate a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.
     Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.
RULE I2B-I FEES
The Funds have a distribution plan under Rule 12b-l that allows each Portfolio to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The plan provides for the payment of a distribution and service fee of up to 0.25% of the Portfolio’s average daily net assets. This fee is payable to the Advisor, as Distribution Coordinator. These fees may be used to pay certain brokers, transfer agents and financial intermediaries for providing shareholder services. The Advisor may also retain a portion of these fees to reimburse itself for marketing and servicing expenses, including a portion of its overhead and staff devoted to marketing the shares of the Portfolios. Because these fees are paid out of the Portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment in shares of the Portfolio and may cost you more than paying other types of sales charges.
MULTIPLE CLASS INFORMATION
The Small/Mid Cap Equity, Core Equity and Balanced Portfolios offer two classes of shares for eligible investors, Original and Institutional. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services.

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24

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past five years and since inception for the Growth Equity Portfolio. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, an independent registered public accounting firm for the Portfolios, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available upon request.
Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the fiscal year

	Small / Mid Cap Equity Portfolio
	Fiscal year ending March 31,
	2005	2004	2003	2002	2001

Net asset value, beginning of year	$26.93	$17.17	$22.24	$20.75	$28.80
Income from investment operations
Net investment loss	(0.06)	(0.12)	(0.12)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	3.20	9.88	(4.95)	2.61	(4.10)

Total from investment operations	3.14	9.76	(5.07)	2.51	(4.17)

Less distributions
From net investment income	—	—	—	—	—
From net realized gain	(1.05)	—	—	(1.02)	(3.88)

Total distributions	(1.05)	—	—	(1.02)	(3.88)

Net asset value, end of year	$29.02	$26.93	$17.17	$22.24	$20.75

Total return	11.71%	56.84%	(22.80%)	12.32%	(15.83%)

Ratios/supplemental data
Net assets, end of year (millions)	$651.8	$318.6	$146.3	$299.9	$338.1

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.25%	1.28%	1.32%	1.26%	1.24%
After fees waived and expenses absorbed	n/a	n/a	n/a	n/a	n/a

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	(0.40%)	(0.59%)	(0.55%)	(0.42%)	(0.26%)

Portfolio turnover rate	114.78%	134.41%	140.57%	162.74%	166.24%

25

Financial Highlights, continued
Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the fiscal year

	Core Equity Portfolio
	Fiscal year ending March 31,
	2005	2004	2003	2002	2001

Net asset value, beginning of year	$22.23	$16.76	$22.35	$22.54	$31.56
Income from investment operations
Net investment income (loss)	0.12	0.02	0.02	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	1.66	5.46	(5.61)	0.05	(6.50)

Total from investment operations	1.78	5.48	(5.59)	0.04	(6.53)

Less distributions
From net investment income	(0.02)	(0.01)	—	—	—
From net realized gain	—	—	—	(0.23)	(2.49)

Total distributions	(0.02)	(0.01)	—	(0.23)	(2.49)

Net asset value, end of year	$23.99	$22.23	$16.76	$22.35	$22.54

Total return	8.00%	32.70%	(25.01%)	0.22%	(21.72%)

Ratios/supplemental data
Net assets, end of year (millions)	$359.7	$366.5	$329.2	$718.3	$771.5

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.14%	1.16%	1.15%	1.12%	1.11%
After fees waived and expenses absorbed	n/a	n/a	n/a	n/a	n/a

Ratio of net investment income (loss) to average net assets, after fees waived and expenses absorbed	0.48%	0.08%	0.08%	(0.03%)	(0.13%)

Portfolio turnover rate	81.71%	82.83%	84.73%	79.92%	81.48%

26

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Growth Equity Portfolio
	Fiscal year ending March 31,				June 15, 2000+
	2005	2004	2003	2002	through 3/31/01

Net asset value, beginning of period	$14.83	$10.98	$14.41	$14.43	$25.00
Income from investment operations
Net investment loss	(0.06)	(0.09)	(0.07)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investments	0.87	3.94	(3.36)	0.10	(10.53)

Total from investment operations	0.81	3.85	(3.43)	(0.02)	(10.57)

Less distributions
From net investment income	—	—	—	—	—
From net realized gain	—	—	—	—	—

Total distributions	—	—	—	—	—

Net asset value, end of period	$15.64	$14.83	$10.98	$14.41	$14.43

Total return	5.46%	35.06%	(23.80%)	(0.14%)	(42.28	%)†

Ratios/supplemental data
Net assets, end of period (millions)	$7.0	$5.8	$4.6	$6.4	$6.8

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.19%	2.25%	2.57%	2.14%	2.38	%‡
After fees waived and expenses absorbed	1.19%	1.19%	1.19%	1.19%	1.19	%‡

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed	(0.43%)	(0.62%)	(0.60%)	(0.72%)	(0.52	%)‡

Portfolio turnover rate	118.96%	117.97%	124.82%	161.95%	122.37	%†

+	Inception date.

†	Not annualized.

‡	Annualized.

27

Financial Highlights, continued
Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the fiscal year

	Balanced Portfolio
	Fiscal year ending March 31,
	2005	2004	2003	2002	2001

Net asset value, beginning of year	$16.54	$13.86	$15.83	$15.90	$18.80
Income from investment operations
Net investment income	0.22	0.17	0.26	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.49	2.69	(1.97)	0.02	(2.38)

Total from investment operations	0.71	2.86	(1.71)	0.27	(2.08)

Less distributions
From net investment income	(0.22)	(0.18)	(0.26)	(0.25)	(0.30)
From net realized gain	—	—	—	(0.09)	(0.52)

Total distributions	(0.22)	(0.18)	(0.26)	(0.34)	(0.82)

Net asset value, end of year	$17.03	$16.54	$13.86	$15.83	$15.90

Total return	4.32%	20.75%	(10.80%)	1.69%	(11.38%)

Ratios/supplemental data
Net assets, end of year (millions)	$105.2	$127.8	$104.3	$155.4	$118.9

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.21%	1.19%	1.21%	1.14%	1.15%
After fees waived and expenses absorbed or recouped	1.19%	1.19%	1.19%	1.19%	1.19%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.27%	1.19%	1.56%	1.56%	1.68%

Portfolio turnover rate	68.55%	82.41%	73.62%	71.51%	57.52%

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Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the fiscal year

	Intermediate Fixed Income Portfolio
	Fiscal year ending March 31,
	2005	2004	2003	2002	2001

Net asset value, beginning of year	$13.10	$13.11	$12.41	$12.48	$11.83
Income from investment operations
Net investment income	0.43	0.45	0.54	0.58	0.66
Net realized and unrealized gain (loss) on investments	(0.56)	0.21	0.79	(0.05)	0.65

Total from investment operations	(0.13)	0.66	1.33	0.53	1.31

Less distributions
From net investment income	(0.43)	(0.45)	(0.54)	(0.58)	(0.66)
From net realized gain	(0.09)	(0.22)	(0.09)	(0.02)	—

Total distributions	(0.52)	(0.67)	(0.63)	(0.60)	(0.66)

Net asset value, end of year	$12.45	$13.10	$13.11	$12.41	$12.48

Total return	(1.02%)	5.10%	10.90%	4.29%	11.43%

Ratios/supplemental data
Net assets, end of year (millions)	$57.7	$55.3	$41.5	$33.8	$28.8

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	0.87%	0.91%	0.83%	0.84%	0.90%
After fees waived and expenses absorbed	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	3.35%	3.41%	4.20%	4.64%	5.48%

Portfolio turnover rate	53.85%	55.34%	49.39%	26.27%	5.05%

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30

OTHER INFORMATION
Privacy Notice
Rainier Investment Management Mutual Funds and Rainier Investment Management, Inc.,® the Advisor to the Funds, collect nonpublic information about you from the following sources:
•	Information we receive from applications or other forms

•	Information you may give us orally

•	Information about your transactions with others or us
     We do not disclose any nonpublic personal information about our customers or former share-holders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed services to you. Rainier restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

31

Index Descriptions
The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.
The Russell 1000® Index, the Russell Midcap® Index, the Russell 2500™ Index and the Russell 2000® Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.8 billion to $386.9 billion, $1.8 billion to $13.7 billion, $182.6 million to $4.5 billion and $182.6 million to $1.8 billion, respectively, as of June 30, 2005.
The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
The Balanced Index is computed by the Advisor and consists of 60% S&P 500 Index, 35% Lehman U.S. Government Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.
The Lehman U.S. Government / Credit Intermediate Bond Index is an unmanaged index composed of all bonds covered by the Lehman U.S. Government / Credit Index with maturities between one and 9.99 years.
The Citigroup 3-Month Treasury Bill Index (91-Day U. S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

32

Series of
Rainier Investment Management
Mutual Funds (the “Funds”)

Small/Mid Cap	Core Equity	Growth Equity	Balanced	Intermediate Fixed
Equity Portfolio	Portfolio	Portfolio	Portfolio	Income Portfolio
For more information about the Portfolios, the following documents are available for free on request:
ANNUAL/SEMIANNUAL REPORT
Additional information about the Portfolios’ investments is available in the Portfolios’ Annual and Semiannual Report to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Portfolios and is incorporated by reference into this Prospectus.
          To receive free copies of the Portfolios’ reports and SAI, request other information or discuss your questions concerning the Portfolios, please contact the Funds at the street or internet address below.
          To review and copy information, including the Portfolios’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-942-8090 for information about the operation of the Public Reference Room. Text-only copies are available:
•	For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov

•	Free of charge from the Commission’s Internet website at http://www.sec.gov.
          To reduce the volume of mail you receive, the Funds may mail only one copy of the Annual and Semiannual Reports, Prospectus and other regulatory materials to your household. You can contact the Funds at the address below to request (1) additional copies of these reports, or (2) that we discontinue householding of regulatory materials.

Rainier Investment Management
Mutual Funds
601 Union Street, Suite 2801
Seattle, Washington 98101
tel 800.248.6314
www.rainierfunds.com
The Funds’ SEC Investment Company
Act file number is 811-8270.

33

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Statement of Additional Information
Dated July 31, 2005
This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated July 31, 2005 of the Small/Mid Cap Equity Portfolio - Original Shares, Core Equity Portfolio — Original Shares, Growth Equity Portfolio, Balanced Portfolio — Original Shares, and Intermediate Fixed Income Portfolio. In this SAI, all five Portfolios may be referred to as the “Portfolios” and the Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Growth Equity Portfolio and Balanced Portfolio may be referred to as the “Equity Portfolios” series of the Rainier Investment Management Mutual Funds (the “Trust”). Rainier Investment Management, Inc.® (“RIM” or the “Advisor”) is the Advisor to the Trust and the Portfolios. This SAI is incorporated by reference in its entirety into the Prospectus. The report on the audited statement of assets and liabilities of the Trust for the year ended March 31, 2005 is incorporated by reference in its entirety into this SAI. A copy of the Prospectus may be obtained from the Trust at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.

THE TRUST
The Trust is an open-end investment company organized as a Delaware statutory trust on December 15, 1993. The Trust consists of five separate, diversified portfolios, each of which has it own objective, assets, liabilities and net assets. This SAI relates only to the Portfolios. Rainier Investment Management, Inc.® serves as investment advisor to the Trust and the Portfolios.
INVESTMENT OBJECTIVES AND POLICIES
The following information supplements the discussion of the Portfolios’ investment objectives and policies as set forth in their Prospectus. There can be no guarantee that the objective of any Portfolio will be attained.
The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of companies with small and medium-size capitalizations.
The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies.
The Growth Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies.
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies and investment-grade, intermediate-term debt securities and cash equivalent securities.
The Intermediate Fixed Income Portfolio seeks to provide current income. The Portfolio invests primarily in a diversified portfolio of investment-grade, intermediate-term debt securities issued by corporations and the U.S. Government.
Repurchase Agreements
Repurchase agreements are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The majority of these transactions run from day to day and not more than seven days from the original purchase. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.
Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser’s ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.

When-Issued Securities
The Portfolios may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that the Portfolios’ net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Portfolios will segregate liquid assets with the Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.
Illiquid Securities; Rule 144A Securities
There is no present intention for the Portfolios to hold any illiquid securities. Each Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets. Illiquid securities include (a) securities for which there is no available market, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c) repurchase agreements having more than seven days to maturity and (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).
Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.
In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.
U.S. Government Obligations
U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies’ obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
Mortgage-Related Securities
The Intermediate Fixed Income Portfolio and Balanced Portfolio reserve the right to invest in mortgage-related securities. These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.
Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by GNMA), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
Collateralized mortgage obligations (“CMO’s”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO’s may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMO’s are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Portfolios’ limitations on illiquid securities as set forth in the prospectus. The Portfolios have no present intention to invest in such interest-only and principal-only securities.
Asset-Backed Securities
Each Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed receivables are generally issued by governmental, government-related and private organizations. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require a Portfolio to reinvest the proceeds at a lower interest. Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.
Securities Lending
The Portfolios have the ability to lend securities, but have no present intention to do so. The Portfolios may lend their securities in an amount not to exceed 30% of their assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.
Foreign Securities
Each Portfolio may invest up to 20% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Advisor intends to invest only U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”). ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars and are designed for use in the U.S. securities markets. A depositary may issue sponsored and unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.
There are risks associated with investing in foreign securities. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could aversely affect the value of those investments. The value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies (including the “euro”) and the U.S. dollar, as well as other political and economic developments.
Futures
To the extent consistent with their investment objectives and policies, the Portfolios may purchase and sell futures contracts with respect to interest rates and securities indices. The Portfolios may use these techniques to hedge against changes in interest rates or securities prices or as part of their overall investment strategies.
An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

Each Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolios avoid being deemed a “commodity pool” and the Advisor being deemed a “commodity pool operator.” Accordingly, each Portfolio intends generally to limit its use of futures contracts as described below.
A Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio’s securities or the price of the securities that the Portfolio intends to purchase. A Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in a Portfolio pending full investment of that cash in stocks.
A Portfolio will enter into only those futures contracts that are standardized and quoted on an automated quotation system or traded on a U.S. exchange, board of trade or similar entity.
When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).
The Portfolios will enter into positions in futures contracts for “bona fide hedging” purposes and for other investment purposes. With respect to positions in futures that do not constitute bona fide hedging positions, a Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are “in-the-money”) would exceed 5% of the Portfolio’s net assets.
When purchasing a futures contract, a Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.
There are several risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.
There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract, and that Portfolio would remain obligated to meet margin requirements until the position is closed.
Short-Term Investments
Each Portfolio may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Portfolio may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.
In addition to buying certificates of deposit and bankers’ acceptances, a Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. Each Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.
INVESTMENT RESTRICTIONS
The Trust, on behalf of the Portfolios, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the prospectus. With respect to each Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of that Portfolio, which is defined in the Investment Company Act of 1940 (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio’s total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities).
In addition, no Portfolio may:
1.	Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Make short sales of securities or maintain a short position, except for short sales against the box;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

4.	Write put or call options, except that the Portfolios reserve the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5.	Act as underwriter (except to the extent a Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Portfolios reserve the right to invest all of their assets in shares of another investment company);

7.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8.	Purchase or sell commodities or commodity futures contracts, except that the Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in their Prospectus or in this Statement of Additional Information and as permitted under applicable federal and state laws and regulations;

9.	Make loans (except for purchases of debt securities consistent with the investment policies of the Portfolios and except for repurchase agreements);

10.	Make investments for the purpose of exercising control or management; or

11.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.
The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:
No Portfolio may:
1.	Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that each Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;
2.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.
3.	Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.
PORTFOLIO HOLDINGS
RIM provides advisory services to the series of the Portfolios. As a result, employees of RIM may have access to the portfolio holdings of the Portfolios. The Trust and RIM have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act designed to prohibit fraudulent or deceitful conduct. In addition, the Portfolios and RIM adhere to the following policy, which is intended to supplement such codes of ethics. The policy is designed to ensure that any disclosure of information about the Portfolios’ portfolio holdings is in the best interests of Portfolio shareholders. Information about the Portfolios’ portfolio holdings will not be distributed to any person unless:

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•	The disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed an agreement with the Trust that requires such information to be kept confidential and prohibits such agency or person from trading based on the information;

•	The disclosure is made to internal parties involved in the operations of the Portfolios, such as the investment process, administration, pricing, or custody of the Portfolios, including but not limited to RIM, U.S. Bancorp Fund Services, LLC , U.S. Bank, N.A., legal counsel retained by the Portfolios or the Adviser, the Portfolios’ auditors, and the Trust’s Board of Trustees (which may be delayed for at least 15 days for the non-interested trustees as provided in the Trust’s Code of Ethics;

•	The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Trust’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of RIM, the Chief Compliance Officer of the Trust, or the President of the Trust.
Portfolio holdings information may be disclosed without a time lag (i.e., current holdings) under the circumstances listed above; however, information on the Trust’s public website or in public records, such as shareholders reports, will generally be subject to a time lag. A complete list of the Portfolios’ portfolio holdings will be available on the Trust’s public website on or about the 60th day after each calendar quarter end. Portfolio characteristics and summary information will be available on the Trust’s public website on or about the 10th day after each month end and will include, but are not limited to:
▪	Top ten holdings

▪	Portfolio market capitalization

▪	Portfolio earnings per share information

▪	Sector weighting

▪	Asset allocation
Any suspected breach of the Trust’s portfolio holdings disclosure policy is required to be reported immediately to the Chief Compliance Officer of RIM and the Chief Compliance Officer of the Trust. Such breaches are also to be reported to the Trust’s Board of Trustees.
Currently, the Trust has ongoing arrangements to make available information about the Fund’s portfolio securities to: RIM, U.S. Bancorp Fund Services, LLC, U.S. Bank, N.A., and the Trust’s Board of Trustees. The Trust and the Adviser do not receive compensation in connection with the disclosure of information about the securities held in the Portfolios.
MANAGEMENT
The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.
The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

Number of
				Portfolios in	Other
				Fund Complex	Directorships
	Position	Date	Principal Occupation	Overseen by	Held by
Name Address, and Age	Held	Elected*	During Past 5 Years	Trustee	Trustee
Non-interested Trustees

James E. Diamond, Jr. PO Box 548 Scappoose, OR 97056 Born 1946	Trustee	March 1994	President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to present. Chief Operating Officer, Homestead Capital (non-profit housing projects) from 2000 to 2002. President and Chief Financial Officer of Paul O. Giesey Adcrafters, Inc. (printing and typography) from 1991 to 1999.	Five	None

John W. Ferris 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1940	Trustee	March 1995	Consultant to international companies from 1998 to present. Partner of Peterson Sullivan PLLC. (Certified Public Accountants), prior to 1998.	Five	None

Gary L. Sundem University of Washington School of Business Seattle, WA 98195 Born 1944	Trustee	March 1994	Professor of Accounting; University of Washington from 1971 to present.	Five	None

Number of
				Portfolios in	Other
				Fund Complex	Directorships
			Principal Occupation	Overseen by	Held by
Name Address, and Age	Position Held	Date Elected*	During Past 5 Years	Trustee	Trustee
Interested Trustees** and Other Officers

J. Glenn Haber** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Trustee, CEO, Secretary, and Treasurer	January 1994	Principal of the Advisor	Five	Rainier Investment Management, Inc.

John W. O’Halloran** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1960	President	June 2003	Officer of Columbia Management Co. (Investment Management)	N/A	N/A

James R. Margard** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Vice President	January 1994	Principal of the Advisor	N/A	N/A

Michael E. Raney** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1948	Vice President	January 1994	Principal of the Advisor	N/A	N/A

Mark H. Dawson** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A

Peter M. Musser** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A

Robert M. Slotky 2020 E. Financial Way Suite 100 Glendora, CA 91741 Born 1947	Vice President and Chief Compliance Officer	Since September, 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	N/A	N/A

*	Trustees and officers of the Fund serve until their resignation, removal or retirement.

**	Denotes “interested person” as defined in the 1940 Act. This person is an affiliate of the Advisor and the Trust.
The Board has two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is comprised of the three Independent Trustees — James E. Diamond Jr., John W. Ferris and Gary L. Sundem — and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Nominating Committee is comprised of James E. Diamond Jr. and Gary L. Sundem and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Audit Committee met once during the last fiscal year. The Nominating Committee did not meet during the last fiscal year.

Fund Shares Owned by Trustees as of December 31, 2004

Amount Invested Key — $0
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Aggregate Dollar
Range of
Ownership as of
December 31,
2004 in all
	Small/Mid			Growth	Intermediate	Fund(s) overseen
	Cap Equity	Core Equity	Balanced	Equity	Fixed Income	by Trustee in the
Trustees	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund Complex.
Non-interested Trustees
James E. Diamond, Jr.	B	B	—	—	—	B
John W. Ferris	B	C	D	—	—	D
Gary L. Sundem	D	D	—	—	C	D

Interested Trustee
J. Glenn Haber	D	D	D	D	D	D
Trustee Compensation
The officers of the Trust and the Trustees who are considered “interested persons” of the Trust receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolios. The Trustees who are not affiliated with the Advisor receive an annual retainer of $20,000 plus $2,500 per meeting. Such Trustees also are reimbursed for any expenses incurred in attending meetings. The aggregate compensation paid by each Portfolio of the Trust to each of the Trustees during the fiscal year ended March 31, 2005 is set forth below:

	Aggregate
	Compensation	Deferred Compensation		Number of
	Paid	Accrued as Part	Total Compensation	Portfolios in
Name of Trustee	from Trust	of Trust Expenses	from Trust	Trust
J. Glenn Haber	None	None	None	Five
James E. Diamond, Jr.	$20,000	None	$20,000	Five
Gary L. Sundem	$20,000	None	$20,000	Five
John W. Ferris	$20,000	None	$20,000	Five
The Portfolios do not maintain pension or retirement plans for Trustees.

Principal Shareholders and Control Persons
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Portfolios. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. To the best knowledge of the Portfolios, shareholders owning 5% or more of the outstanding shares of the Portfolio as of record are set forth below:

	Shareholder	% held as of
Portfolio	Name & Address	June 30, 2005
Small/Mid Cap Equity Portfolio — Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	44.88%

	National Financial Services For the Exclusive Benefit of Our Customers Attn Omnibus Reconciliation 1 World Financial Ctr New York, NY 10281-1003	15.25%

Core Equity Portfolio - Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	61.11%

	National Financial Services For the Exclusive Benefit of Our Customers Attn Omnibus Reconciliation 1 World Financial Ctr New York, NY 10281-1003	16.72%

Growth Equity Portfolio	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	62.42%

	Sterling Trust Company Custody FBO Western Employees Benefit Trust 1380 Lawrence St Ste 1400 Denver, CO 80204-2000	10.10%

	Shareholder	% held as of
Portfolio	Name & Address	June 30, 2005
	National Financial Services For the Exclusive Benefit of Our Customers Attn Omnibus Reconciliation 1 World Financial Ctr New York, NY 10281-1003	6.13%

Balanced Portfolio - Original Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	38.51%

	National Financial Services For the Exclusive Benefit of Our Customers Attn Omnibus Reconciliation 1 World Financial Ctr New York, NY 10281-1003	21.84%

	AST Trust Company Cust FBO Foss Maritime Company Aggressive Balanced Supplemental Retirement Plan 2390 E Camelback Rd., Ste 240 Phoenix, AZ 85016-3434	10.20%

	City National Bank Cust FBO DWT Pooled Accounts P.O. Box 60520 Los Angeles, CA 90060-0520	7.07%

Int. Fixed Income Portfolio	National Financial Services For the Exclusive Benefit of Our Customers Attn Omnibus Reconciliation 1 World Financial Ctr New York, NY 10281-1003	11.63%

	Michael S Hendrickson TR Northwest Roofers & Employers Health & Security Trust Fund PO Box 34203 Seattle, WA 98124-1203	11.14%

	Shareholder	% held as of
Portfolio	Name & Address	June 30, 2005
	Portland School District #1 Health & Welfare Trust Attn Rainier Investment Management 601 Union St Ste 280 Seattle, WA 98101-2341	9.83%

	Dingle & Co Comerica Bank P.O. Box 75000 Detroit MI 48275-0001	8.64%

	Machinist Health & Welfare Trust Welfare & Pension Administration Attn Michael Hendrickson P.O. Box 34203 Seattle, WA 98124-1203	8.19%

	Wells Fargo Bank NA FBO Harrison Hospital P.O. Box 1533 Minneapolis MN 55480-1533	5.75%

	Charles Schwab & Co. Inc. Special Custody Account for the Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	5.01%

As of June 30, 2005, the current Trustees and officers of the Trust as a group held of record and beneficially 26.68% of the outstanding shares of the Growth Equity Portfolio, 2.35% of the outstanding shares of the Intermediate Fixed Income Portfolio, 1.60% of the outstanding shares of the Core Equity Portfolio — Original Shares and less than 1% of the outstanding shares of the Small/Mid Cap Equity Portfolio — Original Shares and Balanced Portfolio — Original Shares.
The Advisor
Subject to the supervision of the Board of Trustees, investment management and services are provided to the Portfolios by the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolios and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (5) legal and audit expenses; (6) fees and expenses of the custodian, shareholder service and transfer agents; (7) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (8) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (9) other expenses incidental to holding any shareholder meetings; (10) dues or assessments of or contributions to the Investment Company Institute or any successor; (11) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (12) amortization of organization costs.
Under the Advisory Agreement, the Advisor is not liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Trust or Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (1) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding voting securities.
In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by the Advisor in accordance with Section 15(c) of the 1940 Act. At its last annual review meeting in March 2005, the Board considered a number of facts in recommending renewal of the existing Agreement. The Portfolios’ annual report to shareholders contains a detailed discussion of the Board’s considerations in connection with the Board’s renewal of that Agreement with respect to each Portfolio.
The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).
Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:

	Gross	Expenses Waived or
Fiscal year ending March 31, 2005	Advisory Fee	Reimbursed/(Recouped)
Small/Mid Cap Equity Portfolio	$4,838,362	$0
Core Equity Portfolio	$3,912,954	$0
Growth Equity Portfolio	$44,278	$58,971
Balanced Portfolio	$887,302	$20,592
Intermediate Fixed Income Portfolio	$278,971	$179,103

	Gross	Expenses Waived or
Fiscal year ending March 31, 2004	Advisory Fee	Reimbursed/(Recouped)
Small/Mid Cap Equity Portfolio	$2,464,729	$0
Core Equity Portfolio	$3,579,223	$0
Growth Equity Portfolio	$43,448	$61,313
Balanced Portfolio	$913,796	($6,811)
Intermediate Fixed Income Portfolio	$248,729	$179,620

	Gross	Expenses Waived or
Fiscal year ending March 31, 2003:	Advisory Fee	Reimbursed/(Recouped)
Small/Mid Cap Equity Portfolio	$1,820,386	$0
Core Equity Portfolio	$3,931,485	$0
Growth Equity Portfolio	$37,446	$68,721
Balanced Portfolio	$857,566	$22,284
Intermediate Fixed Income Portfolio	$165,219	$104,098
The Administrator
The Trust has an Administration Agreement with U.S. Bancorp Fund Services, LLC (the “Administrator”). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolios; prepare all required filings necessary to maintain the Portfolios’ qualification and/or registration to sell shares in all states where the Portfolios currently do, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolios’ servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolios’ daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator. For its services, the Administrator receives a monthly fee from each Portfolio at the annual rate of 0.10% of the first $100 million of average daily net assets, 0.05% of the next $100 million, and 0.03% of assets over $200 million, subject to an annual minimum of $40,000 for the first class of shares and $3,333 for each additional class of shares. Each Portfolio paid the following administration fees for the last three fiscal years ended March 31:

	2005	2004	2003
Small/Mid Cap Equity Portfolio	$260,766	$177,198	$153,252
Core Equity Portfolio	$246,518	$233,415	$247,259
Growth Equity Portfolio	$12,001	$12,034	$12,001
Balanced Portfolio	$113,379	$115,408	$111,255
Intermediate Fixed Income Portfolio	$55,794	$49,757	$36,715
The Distributor
Quasar Distributors, LLC. (the “Distributor”), an affiliate of the Administrator, acts as the Portfolios’ principal underwriter in a continuous public offering of each Portfolio’s shares. The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolios (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto, upon 60 days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.
Each Portfolio has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Each Plan provides that a Portfolio may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Portfolio. The fee is paid to the Advisor, as Distribution Coordinator, as reimbursement for or in anticipation of, expenses incurred for distribution related activities. The Advisor has voluntarily limited the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio’s average annual net assets. Expenses permitted to be paid by each Portfolio under its Plan include: preparation, printing and mailing of prospectuses, shareholder reports (such as semi-annual and annual reports), performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Portfolio’s shares; payments to financial intermediaries, including ERISA third-party retirement plan administrators, for shareholder support; administrative and accounting services with respect to the shareholders of the Portfolio; the Advisor’s internal distribution and shareholder servicing expenses; and such other expenses as may be approved from time to time by the Board of Trustees.
The Advisor, out of its own funds, also may pay these expenses and may compensate broker-dealers who have signed dealer agreements for the distribution of a Portfolio’s shares as well as other service providers who provide shareholder and administrative services.
Each Portfolio paid the following 12b-1 fees for the fiscal year ended March 31, 2005:

	Advertising
	&		Travel &	Wages &		Total
	Marketing	Overhead	Entertainment	Benefits	Other*	12b-1 fees
Small/Mid Cap Equity Portfolio	$781,777	$38,955	$12,148	$259,351	$0	$1,092,231
Core Equity Portfolio	$662,049	$32,990	$10,287	$219,632	$0	$924,958
Growth Equity Portfolio	$10,564	$526	$164	$3,505	$0	$14,759
Balanced Portfolio	$205,190	$10,225	$3,188	$68,071	$0	$286,674
Int. Fixed Income Portfolio	$39,935	$1,990	$621	$13,248	$0	$55,794

*	Other expenses include: dues and subscriptions, license and registration fees, postage, telephone, supplies and equipment.
PORTFOLIO MANAGERS
Daniel Brewer is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio and the Balanced Portfolio. Mr. Brewer is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Brewer as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Mark Broughton is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio and the Balanced Portfolio. Mr. Broughton is also a Principal. The following provides information regarding other accounts managed by Mr. Broughton as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Mark Dawson is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Growth Equity Portfolio and the Balanced Portfolio. Mr. Dawson is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Dawson as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

James Margard is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Growth Equity Portfolio and the Balanced Portfolio. Mr. Margard is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Margard as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Peter Musser is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Growth Equity Portfolio and the Balanced Portfolio. Mr. Musser is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Musser as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Andrea L. Durbin is a Senior Portfolio Manager for the Intermediate Fixed Income Portfolio and the Balanced Portfolio. Ms. Durbin is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Ms. Durbin as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	31	$990 million	0	0

Matthew Kennedy is a Portfolio Manager and Analyst. The following provides information regarding other accounts managed by Mr. Kennedy as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	31	$990 million	0	0

Michael Raney is a Portfolio Manager for the Intermediate Fixed Income Portfolio and the Balanced Portfolio. Mr. Raney is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Raney as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	31	$990 million	0	0

As of the Funds’ most recently completed fiscal year of March 31, 2005, the Portfolio Managers beneficially owned shares of the Portfolios as follows:

Name of	Dollar Range of Equity Securities in the Portfolios
Portfolio	(A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000,
Manager	E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)
	Small/Mid Cap Equity	Core Equity	Growth Equity	Balanced	Fixed Income

Daniel Brewer	C	C	C	C	A

Mark Broughton	C	E	C	A	A

Mark Dawson	C	C	E	D	A

James Margard	F	G	E	E	D

Peter Musser	D	E	E	E	C

Andrea Durbin	C	C	B	C	A

Matthew Kennedy	B	A	B	A	A

Michael Raney	C	A	A	E	F

Compensation
All Portfolio Managers are compensated by the Portfolio’s Advisor. All Portfolio Managers receive a fixed salary. Portfolio Managers who are shareholders receive a dividend based on numbers of RIM shares owned. Portfolio Managers who are firm principals, but not shareholders receive a profit share bonus based on a fixed percentage of the Advisor’s net income. Portfolio Managers who are neither shareholders nor principals receive an annual subjective bonus based on general criteria such as teamwork, contribution to investment results and client servicing.

Material Conflicts of Interest

The compensation paid to RIM for managing the Portfolios is based only on a percentage of assets under management. Portfolio Managers, depending on whether they are principals of RIM, benefit from RIM’s revenues and profitability. But no Portfolio Managers are compensated based directly on fee revenue earned by RIM on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.

Execution and research services provided by brokers may not always be utilized in connection with the Portfolios or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. RIM allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.
If a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or other client account, the Portfolios may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, RIM aggregates orders of the Portfolios it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.
PORTFOLIO TRANSACTIONS AND BROKERAGE
In all purchases and sales of securities for the Portfolios, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Portfolios and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust’s Board of Trustees.
Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities the Portfolios will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are substantially the same, the Advisor will also consider whether that Broker/Dealer has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.
In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Portfolios and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews all brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Portfolios.

The placement of portfolio transactions with broker-dealers who sell shares of the Portfolios is subject to rules adopted by the National Association of Securities Dealers, Inc. (“NASD”). Provided the Trust’s officers and the Advisor are satisfied that the Portfolios are receiving the most favorable price and execution available, the Advisor may also consider a variety of other factors in the selection of broker-dealers to execute the Portfolios’ transactions, including the sale of the Portfolios’ shares, the inclusion of the Advisor or the Portfolios on lists of recommended investment organizations, or the referral of prospective shareholders for the Portfolios. These arrangements could be viewed as creating a conflict of interest between the Advisor’s interest in benefiting from further such efforts by those broker-dealers and the Advisor’s fiduciary duty to obtain best execution for the Portfolios.
Investment decisions for the Portfolios are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Portfolios and for one or more of such client accounts. To the extent any of these client accounts and a Portfolio seek to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price to obtain a lower yield for such security. Similarly, a Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Portfolio is purchasing or selling, each day’s transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.
Depending on the Advisor’s view of market conditions, a Portfolio may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.
The Portfolios do not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolios or providing other potential marketing benefits to the Portfolios. However, as stated above, the Portfolios and the Advisor may from time to time benefit from marketing or distribution efforts by broker-dealers who execute transactions for the Portfolios.
The Intermediate Fixed Income Portfolio paid no brokerage commissions during the last three fiscal years. The other Portfolios paid the following brokerage commissions for the fiscal years ended March 31:

	2005	2004	2003
Small/Mid Cap Equity Portfolio	$2,779,976	$1,658,821	$1,258,815
Core Equity Portfolio	$1,056,232	$1,157,735	$1,487,110
Growth Equity Portfolio	$16,232	$15,804	$18,215
Balanced Portfolio	$168,703	$194,948	$210,964
Of the broker commissions paid above for the fiscal year ended March 31, 2005, the following was paid to brokers who furnished research services:

		Dollar value of
	2005	Transaction
Small/Mid Cap Equity Portfolio	$150,776	$81,023,519
Core Equity Portfolio	$58,322	$54,081,115
Growth Equity Portfolio	$246	$174,451
Balanced Portfolio	$8,774	$8,071,755
Of the brokerage commission paid above for the fiscal years ended March 31, 2003 and 2004 commissions paid to a former affiliate of the Trust’s Distributor, were as follows:

	2004		2003
	Commissions		Commissions
	Paid to	% of Total	Paid to	% of Total
	Affiliate	Commissions	Affiliate	Commissions
Small/Mid Cap Equity	$29,940	1.80%	$10,438	0.83%
Core Equity	$12,146	1.05%	$14,324	0.96%
Growth Equity	$110	0.70%	$76	0.42%
Balanced	$2,971	1.52%	$1,840	0.87%
As of March 31, 2005, the following Portfolios owned securities of their regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940 Act).

Portfolios	Securities	Market Value
Small/Mid Cap Equity Portfolio	Bear Stearns & Company, Inc.	$3,256,740

Core Equity Portfolio	Bank of America	$10,292,587
	Goldman Sachs & Co.	$9,470,139
	Lehman Brothers, Inc.	$6,318,136

Growth Equity Portfolio	Goldman Sachs & Co.	$104,490

Balanced Portfolio	Goldman Sachs & Co.	$3,201,207
	Bank of America	$3,200,465
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,656,587
	Morgan Stanley Dean Witter & Co.	$1,610,718
	Lehman Brothers, Inc.	$927,476

Intermediate Fixed Income Portfolio	Morgan Stanley Dean Witter & Co.	$2,440,482
	Goldman Sachs & Co.	$2,216,753
	Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,022,011
	Bank of America	$1,128,477
	Lehman Brothers, Inc.	$974,620

PORTFOLIO TURNOVER
Although the Portfolios generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See “Portfolio Transactions and Brokerage.” Each Portfolio’s rate of portfolio turnover for the fiscal years ended March 31, 2005 and March 31, 2004 is as follows:

	2005	2004
Small/Mid Cap Equity Portfolio	114.78%	134.41%
Core Equity Portfolio	81.71%	82.83%
Growth Equity Portfolio	118.96%	117.97%
Balanced Portfolio	68.55%	82.41%
Intermediate Fixed Income Portfolio	53.85%	55.34%
NET ASSET VALUE
As noted in the Prospectus, the net asset value and offering price of shares of the Portfolios will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Portfolios do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of a Portfolio’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.
In valuing the Portfolios’ assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last bid price. If no bid is quoted on such day or if the market quotation is otherwise not available or believed not to represent fair value for the security, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determined that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date. All other assets of the Portfolios are valued in such manner, as the Board of Trustees in good faith deems appropriate to reflect their fair value.
The net asset value per share of each Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	Net Asset Value per share
Shares Outstanding
An example of how the Portfolios calculated the net asset value per share as of March 31, 2005 is as follows:
Small/Mid Cap Equity Portfolio – Original Shares

$651,830,281	=	$29.02
22,461,835
Core Equity Portfolio – Original Shares

$359,651,606	=	$23.99
14,988,745
Growth Equity Portfolio

$6,960,252	=	$15.64
444,940
Balanced Portfolio – Original Shares

$105,237,265	=	$17.03
6,180,578
Intermediate Fixed Income Portfolio

$57,718,741	=	$12.45
4,637,490
The net asset value of the Portfolios’ shares will fluctuate and is determined as of the close of trading on the NYSE, normally 4:00 p.m. (Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Portfolios’ Prospectus regarding the purchase and redemption of Portfolio shares.
How to Buy Shares
You may purchase shares of a Portfolio from the Transfer Agent or from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio’s Daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Portfolio’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for the Advisor’s employees, clients or their affiliates, for advisors or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.
The U.S. Postal Service or other independent delivery services are not agents of the Trust. Therefore, a deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box of purchase applications does not constitute receipt by the Transfer Agent or the Trust. The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.
How to Sell Shares
Payments to shareholders for Portfolio shares redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolios’ Prospectus, except that a Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolios not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolios’ shareholders. At various times, a Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.
Selling shares directly to the Portfolio
When selling shares to the portfolio, you must send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.
Selling shares through your investment representative
Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.
Delivery of proceeds
Each Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares. Under unusual circumstances, a Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.
Telephone redemptions
Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, each Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Portfolio and depositing and withdrawing monies from the bank account specified in the shareholder’s latest Account Application or as otherwise properly specified to the Portfolio in writing. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.
The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Trust nor any Portfolio or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.
During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.
Redemptions-in-kind
Subject to compliance with applicable regulations, the Portfolios have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).
TAXATION
The Portfolios are each taxed as separate entities under the Internal Revenue Code (the “Code”), and each intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. In each taxable year that the Portfolios qualify, the Portfolios (but not their shareholders) will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.
In order to qualify for treatment as a RIC, the Portfolios must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
Under the Code, each Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Trust reserves the right to refuse to open a Portfolio account for any person failing to provide a certified taxpayer identification number.
As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.
The advice was prepared to support the promotion or marketing of the transactions or matters addressed by the written advice.
Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.
DIVIDENDS AND DISTRIBUTIONS
Dividends from a Portfolio’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio’s earnings and profits. Distributions of a Portfolio’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.
Any dividend or distribution paid by a Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.
Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by a Portfolio during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.
PERFORMANCE INFORMATION
From time to time, the Portfolios may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolios’ average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Portfolios may also advertise aggregate and average total return information over different periods of time.
Total Return
Average annual total return quotations used in a Portfolio’s advertising and promotional materials are calculated according to the following formula:
Return Before Taxes
P(1 + T)n = ERV
where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ERV” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.
Return After Taxes on Distributions
P(1 + T)n = ATVD
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.
Return After Taxes on Distributions and Sale of Shares
P(1 + T)n = ATVDR
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.
Yield
Annualized yield quotations used in a Portfolio’s advertising and promotional materials are calculated by dividing the Portfolio’s interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:
where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends and “d” equals the maximum offering price per share on the last day of the period. Except as noted below, in determining net investment income earned during the period (“a” in the above formula), a Portfolio calculates interest earned on the debt obligations held by it during the period by (1) computing the obligation’s yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) and; (3) totaling the interest earned on all debt obligations and all dividends accrued on all equity securities during the period.
Yield for Intermediate Fixed Income Portfolio for the 30-day period ended March 31, 2005 was 3.69%.
For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.
PROXY VOTING POLICIES AND PROCEDURES
The Trust has established Proxy Voting Policies and Procedures, which explain the Trust’s general voting procedures and considerations when voting proxies. The Trust has delegated its proxy voting responsibility to the Advisor, subject to the supervision of the Board of Trustees.
According to the Advisor’s Policies and Procedures, the Advisor votes proxies on a pre-established set of guidelines and on the recommendations of an independent third party, Institutional Shareholder Services (“ISS”). ISS makes its recommendations based on its independent objective analysis of the economic interests of the shareholders, but the Advisor retains ultimate responsibility for the votes. Generally, the Advisor votes in accordance with ISS’ recommendations. This process insulates the Advisor’s voting decisions from any potential conflicts of interest.
If the Advisor believes ISS is not acting on behalf of the best interests of the Trust and its shareholders, the Advisor will not vote with ISS. The Advisor reviews each vote on a case-by-case basis and may decide to override ISS vote recommendations based on the following information:
•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines

•	Issues concerning expensing of stock options

•	Issues that ISS itself considers on a case-by-case basis
Conflicts of Interest
The Advisor’s duty is to vote in the best interests of its clients and Trust shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:
1.	Follow the recommendation of another nationally recognized third-party proxy advisory service, and document the reasons for overriding ISS and voting in accordance with the recommendation of the other third party;

2.	Decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;

3.	Disclose the conflict to the client or, with respect to a Fund, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies;

4.	Erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;

5.	Abstain from voting on the proposal if the Advisor determines that (a) an abstention is in the best interest of the affected clients as a whole, (b) the expected benefit to the affected clients as a whole of voting the proxy exceeds the costs of voting the proxy, (c) the Advisor concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) the Advisor has not received a timely response from the client;

6.	Implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not in the product of the conflict.
More Information
Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will first become available after August 31 of each year, and at such time the information will be available without charge, upon request by calling toll-free 800-248-6314, by accessing the Portfolio’s website at www.rainierfunds.com and by accessing the SEC’s website at www.sec.gov. The Trust will send a description of its proxy voting policies and procedures within three business days of receipt of a request.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
GENERAL INFORMATION
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Portfolio. Each share represents an interest in a Portfolio proportionately equal to the interest of each other share. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created five series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of each Portfolio.
The Trust may also create different classes of shares. Currently, the Trust offers two classes of shares, its Original class of shares and an Institutional class of shares. On May 1, 2002, the Trust began issuing the Institutional Shares for the Small/Mid Cap Equity, Core Equity and Balanced Portfolios. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.
Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
Investors will be informed of the Portfolios’ progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.
The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Advisor’s Code prohibits personnel of the Advisor to invest in securities other than mutual funds and US Treasuries. The Distributor’s Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Portfolios.
The Trust’s custodian, U.S. Bank, N.A., is responsible for holding the Portfolios’ assets. U.S. Bancorp Fund Services LLC acts as the Trust’s transfer and accounting services agent. KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and reviews certain Securities and Exchange Commission filings.
FINANCIAL STATEMENTS
Incorporated by reference herein are portions of the Trust’s Annual Report to shareholders for the fiscal year ending March 31, 2005 under the headings: “Report of Independent Registered Public Accounting Firm,” “Schedule of Investments” “Statement of Assets and Liabilities,” “Statement of Operations,” “Statement of Changes in Net Assets,” “Financial Highlights” and “Notes to Financial Statements.” A copy of the Trust’s Annual Report accompanies this SAI and also can be obtained at no charge by calling 1-800-248-6314 or writing the Trust.

APPENDIX
DESCRIPTION OF RATINGS
Moody’s Investors Service, Inc.: Credit Ratings
Aaa—Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa—Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.
Standard & Poor’s Ratings Group: Credit Ratings
AAA—This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.
A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
Fitch Ratings
AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
Commercial Paper Ratings
Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1—highest quality; Prime 2—higher quality; Prime 3—high quality.
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.
Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

PROSPECTUS — JULY 31, 2OO5

This Prospectus offers the Institutional Shares for the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and Balanced Portfolio. The Institutional Shares do not impose a Rule 12b-l fee. These Portfolios also offer an Original Share class through a separate Prospectus with a different expense structure.
OVERVIEW OF THE PORTFOLIOS
This section introduces each Rainier Investment Management Mutual Fund
Portfolio, explaining its goals, principal investment strategies and principal risks.
Expense and performance information are also displayed.

Small/Mid Cap Equity Portfolio — Institutional          2

Core Equity Portfolio — Institutional                          4

Balanced Portfolio — Institutional                              6

additional information on principal investment strategies

Growth at a Reasonable Price
Equity Investment Philosophy	9
Fixed-Income Security Selection	9
Short-Term Investments	9
Portfolio Turnover	9
Portfolio Holdings Information	9
Notice of Policy Change	9

additional information on principal risks

Market Risk	10
Small Company Risk	10
Debt Securities Risk	10

organization and management

Investment Advisor and Advisory Fees	10
Portfolio Managers	10
Portfolio Expenses	11

purchasing, selling and exchanging shares

Purchasing Shares	12
Selling Shares (Redemptions)	13
Exchanging Shares	15

pricing of portfolio shares	16

dividends, distributions and taxes

Dividends and Distributions	17
Tax Consequences	17
Multiple Class Information	17

financial highlights	19

other information

Privacy Notice	22
Index Descriptions	24
As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove of these shares or determine whether the information in this Prospectus is truthful or complete. It is a criminal offense for anyone to inform otherwise.

OVERVIEW OF THE PORTFOLIOS

Small/Mid Cap Equity Portfolio — Institutional
THE PORTFOLIO’S GOAL
The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Portfolio invests primarily (at least 80% of its assets) in the common stock of small-and mid-capitalization U.S. companies with prospects of strong earnings growth and attractive overall business fundamentals, selling at reasonable valuations. The Portfolio will purchase shares in companies with market capitalizations between $100 million and $14 billion and will invest in approximately 100 to 150 companies. Additionally, companies that are members of, or fall within, the capitalization range of the Russell 2000 or Midcap indices may be candidates for purchase. (A description of these indices can be found on page 24 of this Prospectus.) Investments in companies that grow above these maximum capitalization criteria may continue to be held if the Advisor considers them to be particularly attractive.
     The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. As a result, the Portfolio will invest in a blend of stocks with both growth and value characteristics. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index of small and medium-size companies, such as the Russell 2500™ Index, and normally avoids extreme overweighting or underweighting relative to that index. (See Additional Information on Principal Investment Strategies on page 9 for further discussion.)
PRINCIPAL RISKS
Since the Portfolio is invested in common stock whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.
THE PORTFOLIO’S PAST PERFORMANCE
The Small/Mid Cap Equity Portfolio Institutional Shares commenced operations on May 2, 2002. Accordingly, performance figures prior to the commencement of sales are based on the historical performance of the Portfolio’s Original Shares, adjusted to reflect the 0.25% annual lower operating expenses of the Institutional Shares. These imputed returns include the effect of any applicable waivers of management fees and/or reimbursements of certain operating expenses by the Advisor. Without such waivers or reimbursements, returns would have been lower and ratings or rankings may have been less favorable. Performance figures for the Institutional Shares from commencement of sales to June 30, 2004, reflect the actual performance of the Institutional Shares. Although the Portfolio’s Original Shares are not offered in this Prospectus, they would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.
     The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to three broad-based indices. A description of the indices can be found on page 24 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

2

CALENDAR-YEAR TOTAL RETURNS
The year-to-date total return as of June 30, 2005, for the Portfolio’s Institutional Shares was 2.33%.

Best Quarter:	+24.10%	(fourth quarter, 1999)

Worst Quarter:	-21.02%	(third quarter, 1998)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

				Since
	1 Year	5 Years	10 Years	Inception
	(Institutional	(Institutional and Original
	Shares)	Shares combined)

Small/ Mid Cap Equity
Return before taxes	17.69%	7.40%	15.38%	15.02%
Return after taxes on distributions(1)	16.95%	7.27%	15.33%	15.00%
Return after taxes on distributions and sale of fund shares(1)	12.19%	6.40%	14.00%	13.72%
Russell 2500™ Index*	18.29%	8.35%	13.75%	13.11%
Russell Midcap® Index*	20.22%	7.59%	14.50%	13.77%
Russell 2000® Index*	18.33%	6.61%	11.54%	11.10%

Inception date of Original Shares 5/10/94

(1)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*	Index returns reflect no deduction for fees, expenses or taxes.
See page 24 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Equity Portfolio Institutional Shares.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses†
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-l) Fees	None
Other Expenses	0.15%

Total Annual Fund Operating Expenses	1.00%

Fee Reduction and/or Expense Reimbursement	—

Net Expenses	1.00%

†	The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Small/Mid Cap Equity Portfolio to 1.23% (excluding interest, taxes and extraordinary expenses). This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year.
     Example: This example is intended to help you compare the cost of investing in shares of the Small / Mid Cap Equity Portfolio Institutional Shares with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

3

Overview of the Portfolios, continued

Core Equity Portfolio — Institutional
THE PORTFOLIO’S GOAL
The Core Equity Portfolio seeks to maximize long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
In pursuing its goal, the Portfolio invests primarily in the common stock of large- and medium-capitalization U.S. companies with prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The Portfolio will normally invest at least 80% of its assets in a diversified core equity portfolio. To the Advisor, the term “core equity” denotes a portfolio invested primarily in large- and medium-capitalization companies, diversified across the major economic sectors of a broad market measure, such as the Standard & Poor’s (S&P) 500 Index®.The Advisor considers large- and medium-capitalization companies to be those currently with market capitalizations above $1.7 billion. The Portfolio may invest in common stock of companies of all sizes, including small-capitalization companies which may comprise 10% or less of the Portfolio. It will normally be invested in approximately 75 to 150 securities.
     The Advisor refers to its stock selection philosophy as Growth at a Reasonable Price (GARP). Stock selection focuses on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive relative valuations. As a result, the Portfolio will invest in a blend of stocks with both growth and value characteristics. The Portfolio is diversified over a broad cross-section of economic sectors and industries. To help control risk, the Advisor compares the Portfolio’s economic sector weightings to a broad index, such as the S&P 500 Index, and normally avoids extreme overweighting or underweighting relative to that index. (See Additional Information on Principal Investment Strategies on page 9 for further discussion.)
PRINCIPAL RISKS
Since the Portfolio is invested in common stock whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price may be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with above-average risk and can make a long-term investment commitment.
THE PORTFOLIO’S PAST PERFORMANCE
The Core Equity Portfolio Institutional Shares commenced operations on May 2, 2002. Accordingly, performance figures prior to the commencement of sales are based on the historical performance of the Portfolio’s Original Shares, adjusted to reflect the 0.25% annual lower operating expenses of the Institutional Shares. These imputed returns include the effect of any applicable waivers of management fees and/or reimbursements of certain operating expenses by the Advisor. Without such waivers or reimbursements, returns would have been lower and ratings or rankings may have been less favorable. Performance figures for the Institutional Shares from commencement of sales to June 30, 2004, reflect the actual performance of the Institutional Shares. Although the Portfolio’s Original Shares are not offered in this Prospectus, they would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.
     The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to two broad-based indices. A description of the indices can be found on page 24 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.

4

CALENDAR-YEAR TOTAL RETURNS
The year-to-date total return as of June 30, 2005, for the Portfolio’s Institutional Shares was 2.49%.

Best Quarter:	+25.15%	(fourth quarter, 1998)

Worst Quarter:	-17.07%	(third quarter, 2002)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

				Since
	1 Year	5 Years	10 Years	Inception
	(Institutional	(Institutional and
	Shares)	Original Shares combined)

Core Equity
Return before taxes	9.59%	-1.87%	13.05%	12.72%
Return after taxes on distributions	9.54%	-1.90%	13.07%	12.75%
Return after taxes on distributions and sale of fund shares	6.30%	-1.59%	11.82%	11.55%
S&P 500 Index®*	10.88%	-2.30%	12.07%	11.79%
Russell 1000® Index*	11.40%	-1.76%	12.16%	11.83%

Inception date of Original Shares 5/10/94
(1)     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*       Index returns reflect no deduction for fees, expenses or taxes.
See page 24 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Core Equity Portfolio Institutional Shares.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses†
(expenses that are deducted from Portfolio assets)
Management Fees	0.75%
Distribution and Service (12b-l) Fees	None
Other Expenses	0.14%

Total Annual Fund Operating Expenses	0.89%

Fee Reduction and/or Expense Reimbursement	—

Net Expenses	0.89%

†The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Core Equity Portfolio to 1.04% (excluding interest, taxes and extraordinary expenses). This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year.
     Example: This example is intended to help you compare the cost of investing in shares of the Core Equity Portfolio Institutional Shares with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions your cost would be:

1 Year	3 Years	5 Years	10 Years
$91	$284	$493	$1,096

5

Overview of the Portfolios, continued
Balanced Portfolio — Institutional
THE PORTFOLIO’S GOAL
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio invests primarily in a diversified portfolio of common stock of U.S. companies and investment-grade, intermediate-term debt securities and cash equivalent securities. A portion of these investment-grade, intermediate-term debt securities may also include mortgage-related securities (representing interests in pools of mortgage loans) and asset-backed securities (representing interests in other types of loans such as those on motor vehicles or credit cards). Investment-grade debt securities are generally considered to be those rated Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB by S&P and Fitch Ratings (“Fitch”). Intermediate-term debt securities are those with maturities between three and ten years. The Advisor seeks to provide long-term capital appreciation and income with less return variability and risk than that of the stock market. The Portfolio’s assets will be allocated among equity, fixed-income and short-term cash equivalent securities. Common stock will normally constitute from 40% to 70% of the Portfolio’s net assets. Fixed-income securities will normally represent from 30% to 55% of the Portfolio’s net assets. Cash equivalent securities will normally constitute from 0% to 35% of the Portfolio’s net assets. The Advisor utilizes an approach of “strategic” long-term asset allocation, where the equity allocation remains between 45% and 65% unless extreme short-term market conditions indicate a more cautious or aggressive allocation. Aggressive market timing is avoided. Shifts from one asset class to another are normally made in increments of 5% or less.
     The stock portion of the Portfolio invests primarily in the common stock of large- and medium-capitalization U.S. companies with the prospects of strong earnings growth and attractive overall business fundamentals, selling at attractive valuations. The Advisor refers to the equity selection philosophy as GARP. See Additional Information on Principal Investment Strategies on page 9 for further discussion.
PRINCIPAL RISKS
Since the Portfolio is invested in common stock and fixed-income securities whose prices change daily, there is the risk that an investor could lose money. The Portfolio’s share price will be affected by sudden declines in the market value of an investment, or by an overall decline in the stock market. A rise in interest rates may cause the Portfolio’s shares to decline in value. When interest rates are low, the Portfolio’s income distributions may be reduced. Generally, longer-term bonds are more sensitive to interest rate changes than shorter-term bonds. Also, the value of any of the Portfolio’s investments may decline in response to events affecting the issue, its credit rating or any underlying assets backing the securities, such as the effect on mortgage-related securities from real estate market weakness. Like all managed funds, there is a risk that the Advisor’s strategy for managing the Portfolio may not achieve the desired results or may be less effective than other strategies in a particular market environment. Investments in securities of small and medium-size companies involve greater risk of loss than investing in larger companies, and their prices can change more frequently and dramatically. The Portfolio may be appropriate for investors who are comfortable with the risks of equity and fixed-income investing and can make a long-term investment commitment.
THE PORTFOLIO’S PAST PERFORMANCE
The Balanced Portfolio Institutional Shares commenced operations on May 2, 2002. Accordingly, performance figures prior to the commencement of sales are based on the historical performance of the Portfolio’s Original Shares, adjusted to reflect the 0.25% annual lower operating expenses of the Institutional Shares. These imputed returns include the effect of any applicable waivers of management fees and/or reimbursements of certain operating expenses by the Advisor. Without such waivers or reimbursements, returns would have been lower and ratings or rankings may have been less favorable. Performance figures for the Institutional Shares from commencement of sales to June 30, 2004, reflect the actual performance of the Institutional Shares. Although the Portfolio’s Original Shares are not offered in this Prospectus, they would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the classes do not have the same expenses.
Continued on page 7, column 2

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     The following information shows the Portfolio’s performance over time and can illustrate the risks of investing in the Portfolio. The bar chart shows how the Portfolio’s total return has varied from year to year. The table compares the Portfolio’s average annual return for the periods indicated to a blended custom index, a broad-based stock index and a fixed-income index. A description of the indices can be found on page 24 of this Prospectus. This past performance (before and after taxes) will not necessarily continue in the future.
CALENDAR-YEAR TOTAL RETURNS
The year-to-date total return as of June 30, 2005, for the Portfolio’s Institutional Shares was 1.95%.

Best Quarter:	+15.26%	(fourth quarter, 1998)

Worst Quarter:	-8.43%	(third quarter, 1998)
AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2004

				Since
	1 Year	5 Years	10 Years	Inception
	(Institutional	(Institutional and
	Shares)	Original Shares Combined)

Balanced
Return before taxes	6.70%	1.37%	10.64%	10.29%
Return after taxes on distributions(1)	6.40%	1.13%	10.53%	10.20%
Return after taxes on distributions and sale of fund shares(1)	4.57%	1.05%	9.48%	9.20%
S&P 500 Index®*	10.88%	-2.30%	12.07%	11.79%
Balanced Index*	7.66%	1.57%	10.26%	9.97%
Lehman U.S. Gov’t/ Credit Intermediate Bond Index*	3.03%	7.20%	7.15%	6.86%

Inception date of Original Shares 5/10/94
(1)     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.
         The Balanced Index is computed by the Advisor and consists of 60% S&P Index, 35% Lehman U.S. Government/Credit Intermediate Bond Index and 5% 91-day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.
*       Index returns reflect no deduction for fees, expenses or taxes.
See page 24 for index descriptions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Portfolio Institutional Shares.

Shareholder Fees
(fees paid directly from your investment)	None
Annual Fund Operating Expenses†
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-l) Fees	None
Other Expenses	0.26%

Total Annual Fund Operating Expenses	0.96%

Expense Recoupment	(0.02)%

Net Expenses	0.94%

† The Advisor has contractually agreed to reduce its fees and/or absorb expenses to limit the total annual operating expenses of the Balanced Portfolio to 0.94% (excluding interest, taxes and extraordinary expenses). This contract has a one-year term, expiring March 31, 2006, renewable by the Board at the end of each fiscal year.
     Example: This example is intended to help you compare the cost of investing in shares of the Balanced Portfolio Institutional Shares with the cost of investing in other mutual funds.
     The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, under these assumptions, your cost would be:

1 Year	3 Years	5 Years	10 Years
$96	$304	$529	$1,176

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8

ADDITIONAL INFORMATION ON
PRINCIPAL INVESTMENT STRATEGIES
GROWTH AT A REASONABLE PRICE EQUITY INVESTMENT PHILOSOPHY
The Advisor refers to its investment philosophy with respect to the Small/Mid Cap Equity Portfolio, Core Equity Portfolio and equity portion of the Balanced Portfolio as Growth at a Reasonable Price (GARP). Since the GARP strategy combines some aspects of both “value” and “growth” investment styles, a primary benefit of the GARP strategy in the view of the Advisor is the ability to generate competitive investment returns in many different market environments. In selecting common stock for purchase in the Portfolios, the Advisor emphasizes companies that are likely to demonstrate superior business fundamentals, such as revenue and earnings growth; sustainable competitive advantage; potential for positive price or business catalysts, including earnings surprise or market expansion; disciplined management with shareholder focus; and attractive relative valuations. For emerging companies lacking demonstrated financial results, the strength of the company’s business model, management team and competitive position are given greater analytical emphasis.
     The Advisor considers the sale of specific common stock when fundamentals deteriorate, potentially resulting in a decline in earnings or revenue growth; when a stock reaches or surpasses its price target; or when better opportunities are perceived in alternative stocks.
FIXED-INCOME SECURITY SELECTION
In determining whether or not to invest in a particular debt security, the Advisor considers factors such as the price, coupon, yield to maturity, the credit quality of the issuer, the ratings assigned by Moody’s, S&P and Fitch, the issuer’s cash flow and related coverage ratios, the property, if any, securing the obligation and the terms of the debt instrument, including subordination, default, sinking fund and early redemption provisions. Fixed-income securities may be sold if downgraded, or when swapped for a more attractive security.
SHORT-TERM INVESTMENTS
Cash equivalent securities, which may be held by any of the three Portfolios, are high-quality debt obligations maturing in one year or less from the date of purchase. These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. The Advisor considers obligations that have been rated at least A-l by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality, in the opinion of the Advisor, to be “high-quality.”
     Under normal market conditions, each Portfolio will stay fully invested in stocks and/or bonds. However, a Portfolio may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in the Portfolio not achieving its investment objective.
PORTFOLIO TURNOVER
Due to a sell discipline based in part on price targets, all the Portfolios may be actively traded. This is particularly true in a market environment where securities prices are rising rapidly. Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. The Small/Mid Cap Equity Portfolio has a portfolio turnover rate in excess of 100%. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that you would be likely to have a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect a Portfolio’s performance. Active trading, however, can also be defensive and actually add to a Portfolio’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.
PORTFOLIO HOLDINGS INFORMATION
A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information, which can be obtained free of charge by contacting the Funds’ Transfer Agent at 800-248-6314.
NOTICE OF POLICY CHANGE
Shareholders will be provided with a sixty (60) days’ notice prior to the implementation of a change in a Portfolio’s policy (other than the Balanced Portfolio) to invest at least 80% of its assets in certain securities as described above in the Prospectus and as indicated by the Portfolio’s name.

 9

ADDITIONAL INFORMATION ON PRINCIPAL RISKS
The principal risks of investing in the Portfolios that may adversely affect the value of a Portfolio’s shares or total return are discussed in the “Overview of the Portfolios” section. Further elements of risk are discussed below.
MARKET RISK
An investor in any Portfolio faces the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.
SMALL COMPANY RISK
The Portfolios invest in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger companies. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.
DEBT SECURITIES RISK
The Balanced Portfolio invests in debt securities. The market value of debt securities is sensitive to prevailing interest rates. Generally, when interest rates rise, the debt security’s value declines, and when interest rates decline, its market value rises. Generally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market’s perception of an issuer’s creditworthiness affect the market value of the debt securities of that issuer.
ORGANIZATION AND MANAGEMENT
INVESTMENT ADVISOR AND ADVISORY FEES
Rainier Investment Management, Inc.® (RIM), incorporated in 1989, serves as Investment Advisor to the Portfolios. RIM’s address is:
601 Union Street, Suite 2801
Seattle, WA 98101
RIM currently manages $5.6 billion of discretionary assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, high-net-worth individuals and the Funds. The Advisor is owned and operated by eight principals. Subject to the direction and control of the Trustees, the Advisor formulates and implements an investment program for each Portfolio, which includes determining which securities should be bought and sold. For the fiscal year ending March 31, 2005, before fee reductions and/or expense reimbursements, the Advisor received advisory fees computed as a percentage of each Portfolio’s average daily net assets as follows: 0.85% for the Small/Mid Cap Equity Portfolio; 0.75% for the Core Equity Portfolio; and 0.70% for the Balanced Portfolio. A discussion regarding the Board of Trustees’ basis for approving the Portfolios’ investment advisory agreements is included in the Portfolios’ Annual Report.
PORTFOLIO MANAGERS
Small/Mid Cap Equity and Core Equity Portfolios
Daniel M. Brewer, CFA, Senior Portfolio Manager Mark W. Broughton, CFA, Senior Portfolio Manager Mark H. Dawson, CFA, Senior Portfolio Manager James R. Margard, CFA, Chief Investment Officer Peter M. Musser, CFA, Senior Portfolio Manager
Balanced Portfolio
Team managed by the Advisor’s Investment Committee, whose members are firm principals and other named individuals. Current members are Daniel M. Brewer; Mark W. Broughton; Mark H. Dawson; Andrea L. Durbin; Matthew Kennedy, CFA, Portfolio Manager and Analyst; James R. Margard; Peter M. Musser; and Michael E. Raney, CFA, Portfolio Manager.
     Each portfolio manager has been associated with the Advisor in the position noted for more than five years, except for Mr. Broughton and Ms. Durbin. Mr. Broughton began his career in 1986 at Drexel, Burham & Lambert and served as an associate portfolio manager and equity analyst at Provident Investment Counsel; a principal, senior portfolio manager and director of research at Badgley, Phelps and Bell from 1996 to 2000; and a lead portfolio manager at Blackrock Financial Management until he joined the Advisor in 2002 in the capacity of senior portfolio

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manager. Ms. Durbin began her career in 1992 with Dain Rauscher and served as a principal and director of fixed income at Badgley, Phelps and Bell from 1992 to 2002 until she joined the Advisor in 2002 in the capacity of senior fixed income portfolio manager.
     All the Portfolios described in the Prospectus are team managed by the portfolio managers listed above. For the Small/Mid Cap Equity, Core Equity, Growth Equity and stock portion of the Balanced Portfolio, the equity portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer leads team discussions and has final responsibility relating to asset allocation, equity selection and portfolio weightings. For the Intermediate Fixed Income Portfolio and the fixed income portion of the Balanced Portfolio, the Fixed Income Portfolio Managers make selection and portfolio weighting decisions collaboratively with the Director of Fixed Income assuming final responsibility for all investment decisions.
     All the Portfolios described in the Prospectus are team managed by the portfolio managers listed above. For the Small/Mid Cap Equity, Core Equity, Growth Equity and stock portion of the Balanced Portfolio, the equity portfolio managers make recommendations on investments within industries to which they are assigned. The Chief Investment Officer leads team discussions and has final responsibility relating to asset allocation, equity selection and portfolio weightings. For the Intermediate Fixed Income Portfolio and the fixed income portion of the Balanced Portfolio, the Fixed Income Portfolio Managers make selection and portfolio weighting decisions collaboratively with the Director of Fixed Income assuming final responsibility for all investment decisions.
     The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Portfolios.
PORTFOLIO EXPENSES
The Portfolios are responsible for paying their own operating expenses. The Advisor has agreed in an Operating Expense Agreement to reduce its advisory fee or reimburse the expenses of each Portfolio to the extent necessary so that its ratio of total operating expenses to average net assets will not exceed the following level (excluding interest, taxes and Rule 12b-l fees): Small/Mid Cap Equity— 1.23%; Core Equity — 1.04%; Balanced — 0.94%. That agreement has a one-year term, renewable at the end of each fiscal year. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are a Portfolio’s obligation are subject to reimbursement by all the Portfolios within the following three years provided the Portfolio is able to effect such reimbursement and remain in compliance with any applicable expense limitations. During the past fiscal year, the Advisor recaptured fees previously reduced and/or reimbursed to the Balanced Portfolio in the amount of 0.02% of the Balanced Portfolio’s average daily net assets.
     The Advisor may make cash payments from time to time from its own resources to financial intermediaries in connection with the sale of shares of the Portfolios, reimbursement for marketing costs or providing services to shareholders. Those payments, which are sometimes referred to as revenue-sharing arrangements, may also be associated with the status of a Portfolio in a financial intermediary’s marketing and other support activities.

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PURCHASING, SELLING & EXCHANGING SHARES
Purchasing Shares
MINIMUM INVESTMENT AMOUNT
The minimum initial investment in each Portfolio is $500,000. Additional investments may be made at any time with $1,000 or more. The minimum investment requirements may occasionally be waived or lowered by the Funds.
PURCHASING BY MAIL
Shares of the Portfolios may be purchased by mail. If you wish to invest by mail, simply complete an Account Application and mail it with a check (made payable to Rainier Investment Management Mutual Funds) to the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC, at the following address:
Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701
     All purchases by check should be in U.S. dollars. Third-party checks and cash will not be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.
     In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a post office (P.O.) box will not be accepted. Please contact the Transfer Agent at 800-248-6314 if you need additional assistance when completing your application.
     If the Transfer Agent is unable to establish the identity of a shareholder through reasonable methods, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Portfolios may also reserve the right to close the account within five business days if clarifying information/documentation is not received.
BY OVERNIGHT DELIVERY
If you wish to send your Account Application and check via an overnight delivery service, delivery cannot be made to a post office box. In that case, you should use the following address:
Rainier Investment Management Mutual Funds
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
PURCHASING BY WIRE
Shares of the Portfolios may be purchased the same day with a wire transfer of money if the Transfer Agent has a completed Account Application on file. A purchase order will not be accepted until the Fund has received the completed Application and any requested documentation in proper form. Wired funds must be received by the close of regular trading of the New York Stock Exchange, normally 4:00 p.m. (Eastern time), to be eligible for same-day pricing. Please call the Transfer Agent at 800-248-6314 between 9:00 a.m. and 4:00 p.m. (Eastern time) on any day the NYSE is open for business to advise your intent to wire. This will ensure proper credit. The Funds are not responsible for delays resulting from the banking or Federal Reserve wire system. Please wire payment to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
For further credit to Rainier Investment
Management [Portfolio name]
Account of [your account number and account name]
     Your bank may charge you a fee for sending a wire.
PURCHASING WITH SECURITIES
In certain situations, Portfolio shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Portfolio shares must be readily marketable, their acquisition consistent with the Portfolio’s objective and otherwise acceptable to the Advisor. Prior to making such a purchase, you should call the Advisor to determine whether the securities you wish to use to make a purchase are appropriate.
PURCHASES THROUGH AN INVESTMENT BROKER OR DEALER
Shares of the Portfolios are available through certain brokers (and their agents) that have made arrangements with the Funds to sell shares. When placing an order with such a broker or its authorized agent, the order is treated as if it had been placed directly with the Funds’ Transfer Agent, and you will pay or receive the next price calculated by the Portfolio. The broker (or agent) may hold your shares in an omnibus account in the broker’s (or agent’s) name,

12

and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or agent) for maintaining these records and providing other shareholder services. The broker (or agent) may charge a fee for handling the order. The broker (or agent) is responsible for processing your order correctly and promptly, advising you of the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds’ Prospectus.
RETIREMENT PLANS
Shares of the Portfolios are available for purchase by most retirement plans, including 401 (k) plans, profit-sharing plans and IRAs.
SUBSEQUENT INVESTMENTS
Additional shares of a Portfolio are available for purchase, in amounts of $1,000 or more, by sending a check together with the remittance form from a confirmation statement to the Transfer Agent. Please write your account number on the check. If you do not have a remittance form, please send the Transfer Agent a letter giving the name of the Portfolio, your name and account number. To send additional money for investment by wire, follow the instructions noted above.
PURCHASE ORDER PROCESSING
Any money received for investment in a Portfolio, whether sent by check or wire, is invested at the net asset value of the Portfolio, which is next calculated after your order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the order, as well as a check or bank wire payment properly drawn and collectable. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. All checks must be made payable to Rainier Investment Management Mutual Funds or U.S. Bancorp Fund Services, LLC as the Funds’ agent. All checks must be drawn on a bank located within the United States and must be payable in U.S. dollars. The net asset value is calculated at the close of regular trading of the NYSE, normally 4:00 p.m. (Eastern time). A check or wire received after the NYSE closes is invested at the next-calculated net asset value of the Portfolio, normally the following business day.
EXCESSIVE TRADING POLICIES
Excessive or short-term trading (such as market timing) in Portfolio shares may harm performance by compromising portfolio management strategies and increasing Portfolio expenses. The Funds, their distributor and agents reserve the following rights: (1) to refuse or reject any purchase or exchange order; (2) to cancel or reject any purchase or exchange order placed through an intermediary, no later than the business day after the order is received by the intermediary (including, but not limited to, orders considered to be excessive trading or market timing); (3) to completely or partially close a Portfolio by ceasing to offer fund shares at any time to all or certain groups of investors; and (4) to involuntarily redeem an account at the net asset value calculated the day the shares are redeemed, in cases of suspected market timing or any other fraudulent or illegal activity. These actions may be taken when, in the sole discretion of the Funds, they are deemed to be in the best interest of the Funds or if required by law. The Portfolios’ shares are available through intermediaries such as broker-dealers and retirement plan administrators that may establish omnibus accounts in the Portfolios, which may make it difficult or impossible for the Funds to detect excessive or short- term trading. The Funds will use reasonable efforts to work with these intermediaries to detect and deter disruptive trading.
OTHER INFORMATION
Federal tax law requires that you provide a certified taxpayer identification number and other certifications upon opening an account. This is necessary to avoid backup withholding of taxes. The Funds do not issue share certificates unless you specifically request them in writing to the Transfer Agent. All shares are normally held in a non-certified form on the books of the Funds, for your account.
Selling Shares (Redemptions)
Shareholders may sell (redeem) Portfolio shares on any day the Portfolio is open for business either directly to the Portfolio or through certain brokers (or agents). Payment for shares redeemed will be paid to you typically within one or two business days; however, payments may be held up to seven days for check redemptions and for electronic fund transfers, and redemption payments may also be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders. If payment of redemption proceeds is to be made by Federal wire transfer, a $15.00 fee may be applied.

13

Purchasing, Selling and Exchanging Shares, continued
SELLING BY MAIL
You may sell your shares by simply sending a written request to the Transfer Agent. Specify the name of the Portfolio, the number of shares or dollar amount you want redeemed and your name and account number. Also enclose any certificated shares that you wish to redeem. The letter should be signed by all of the shareholders whose names appear on the account registration. In addition, a signature guarantee is required if a redemption is requested by a corporation, partnership, trust or fiduciary. Send your redemption request to:
Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701
Overnight courier deliveries should be sent to:
Rainier Investment Management Mutual Funds
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202
SIGNATURE GUARANTEES
Certain redemption requests require that the signature or signatures on the account be guaranteed. Signature guarantees are required if the proceeds of the redemption (1) are via a written or telephone request and exceed $100,000; (2) are to be paid to a person other than the record owner; (3) are to be sent to an address other than the address on the Transfer Agent’s records; (4) are to be paid to a corporation, partnership, trust or fiduciary; (5) if ownership is changed on the account; (6) when adding telephone redemption to an existing account; (7) when adding or changing automated bank instructions to an existing account; or (8) if a change of address request was received by the Transfer Agent in the last 30 days. The signature(s) on the redemption request and on the certificates, if any, or stock powers, must be guaranteed by an “eligible guarantor.” An eligible guarantor includes certain banks, brokers, dealers, credit unions, securities exchanges, clearing agencies and savings associations. A notary public is not an eligible guarantor.
SELLING BY TELEPHONE
You may establish telephone redemption privileges by checking the appropriate box and supplying the necessary information on the Account Application. You may then redeem shares of a Portfolio by telephoning the Transfer Agent at (800) 248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time), on a day when the NYSE is open for normal trading. Redemptions by telephone must be at least $1,000. Proceeds will be mailed to the shareholder the following business day after the sale is executed. Upon request, redemption proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network using the bank instructions previously established on your account. Telephone redemptions cannot be made if you notify the Transfer Agent of an account change within 30 days before the redemption request. Telephone redemption is not available for retirement plan accounts.
     When establishing telephone privileges, you are authorizing the Funds and their Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Before executing an instruction received by telephone, the Funds and the Transfer Agent will use procedures to confirm that the telephone instructions are genuine. These procedures will include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.
AUTOMATIC WITHDRAWAL PLAN
Automatic withdrawals may be made from a Portfolio in an amount of $100 or more, either monthly or quarterly. Your account must have a value of at least $10,000 to participate in this plan. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. The Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal.
     This service may not be provided for Service Agents who are providing similar services by those organizations. Note that this plan may deplete your investment and affect your income or yield. You should not make automatic withdrawals if you plan to continue investing in a portfolio, due to tax liabilities. Please call the Transfer Agent for further information.

14

REDEMPTION OF SMALL ACCOUNTS
In order to reduce expenses or enforce minimum investment amount, the Funds may redeem or convert shares in any account if the total value of your account is less than $500,000 as a result of redemptions. This does not apply to accounts qualifying for minimum waivers. Shareholders will be notified and given 30 days in which to make an additional investment to bring the value of their account to at least $500,000 before an involuntary redemption or conversion occurs. These shares are designed for institutional investors and high-net-worth individuals, including pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as registered investment advisors and financial intermediaries who are willing to maintain a minimum account balance of $500,000 per portfolio.
ADDITIONAL INFORMATION
If shares are purchased by personal check or are sold through the ACH, the Funds may delay payment of the redemption proceeds for up to 15 days from purchase or until the payment has cleared, whichever occurs first. If your check is returned for any reason, a $25 fee will be assessed against your account. You will also be responsible for any losses suffered by the Portfolio as a result.
     Each Portfolio has the right to pay redemption proceeds in whole or in part with a distribution by the Portfolio of securities in its portfolio equal in value to the sales price. It is not expected that a Portfolio would do so except in unusual circumstances.
Exchanging Shares
Shareholders may exchange shares of any Portfolio for shares of any other Portfolio on any day the Funds are open for business.
     You may also exchange shares of any Portfolio for shares of the First American Prime Obligations Fund Class I or Class A or the First American Government Obligations Fund Class A, if such shares are offered in your state of residence. Prior to making such an exchange, you should obtain and carefully read the Prospectus for the First American Money Market Funds. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or Advisor of an investment in the First American Funds. The First American Funds are not affiliated with the Funds or the Advisor.
     The Funds reserve the right to reject any exchange order and may modify the exchange privilege by giving 60 days’ written notice to shareholders.
EXCHANGING BY MAIL
Shareholders may exchange shares by sending a written request to the Transfer Agent. You should specify the names of the Portfolios, the number of shares or dollar amount to be exchanged and your name and account number(s). The letter should be signed by all of the shareholders whose names appear in the account registration. Please send your exchange request to:
Rainier Investment Management Mutual Funds
P.O. Box 701
Milwaukee, WI 53201-0701
EXCHANGING BY TELEPHONE
If your account has telephone privileges, you may also exchange Portfolio shares by calling the Transfer Agent at 800-248-6314, between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time), on a day when the NYSE is open for normal trading. If you exchange shares by telephone, you will be subject to certain identification procedures which are listed above under “Selling Shares/(Redemptions).”
EXCHANGE PROCESSING
All exchanges will be made on the basis of the relative net asset values of the Portfolios next determined after a completed request is received. Requests for exchanges received before 4:00 p.m. (Eastern time) on a day the NYSE is open for normal trading will be processed as of the close of trading on that day. Otherwise, processing will occur on the next business day.

15

Pricing of Portfolio Shares
The price of a Portfolio’s shares is based on the Portfolio’s net asset value. The net asset value is calculated by dividing the Portfolio’s assets, minus its liabilities, by the number of shares outstanding. A Portfolio’s assets are the market value of securities held in its portfolio, which is normally obtained from market quotations, plus any cash and other assets. If market quotations are not readily available for a Portfolio security, or if it is believed that a quotation does not represent fair value for a security, the security may be valued using procedures approved by the Portfolios’ Board of Trustees that are designed to establish its “fair” value. A Portfolio may also fair value securities in other situations affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day, a corporate action or a company announcement), events affecting securities markets generally (for example, market volatility or a natural disaster) or when a particular foreign market is closed but the NYSE is open and the value of a security held by the Portfolio has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded. A Portfolio’s liabilities are fees and expenses owed by the Portfolio. The number of Portfolio shares outstanding is the amount of shares that have been issued to shareholders. The price an investor pays to purchase Portfolio shares or the amount an investor receives when selling Portfolio shares is based on the net asset value next calculated after the order is received in proper form. An order in proper form must include all correct and complete information, documents and signatures required to process the purchase or redemption, as well as a check or bank wire payment properly drawn and collectable. The net asset value of shares of each Portfolio is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. (Eastern time). Portfolio shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

16

DIVIDENDS, DISTRIBUTIONS AND TAXES
DIVIDENDS AND DISTRIBUTIONS
The Small/Mid Cap Equity and Core Equity Portfolios intend to pay dividends annually. The Balanced Portfolio intends to pay dividends quarterly. Each Portfolio makes distributions of its net capital gains, if any, at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.
     It is expected that distributions from the Small/ Mid Cap Equity and Core Equity Portfolios will primarily consist of capital gains. It is expected that distributions from the Balanced Portfolio will consist of dividends and capital gains.
     Dividends and capital gain distributions are automatically reinvested in additional shares of the Portfolio at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Transfer Agent or on the Account Application that payment be made in cash.
     If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Portfolio reserves the right to reinvest the distribution check in the shareholder’s account at the Portfolio’s then-current net asset value per share and to reinvest all subsequent distributions in shares of the Portfolio until an updated address is received.
TAX CONSEQUENCES
Each Portfolio intends to make distributions of dividends and capital gains. Dividends are taxable to shareholders as ordinary income. The rates a shareholder pays on capital gain distributions will depend on how long the Portfolio held the securities that generated the gains, not on how long the shareholder owned the Portfolio shares. Shareholders will be taxed in the same manner whether they receive dividends and capital gain distributions in cash or reinvest them in additional Portfolio shares.
     Selling or exchanging Portfolio shares is considered a taxable event for shareholders. Depending on the purchase price and the sale price of the shares exchanged or sold, a gain or a loss may result on the transaction. Shareholders are responsible for any tax liabilities generated by their transactions.
MULTIPLE CLASS INFORMATION
Each Portfolio offers two classes of shares for eligible investors, Original and Institutional. While each class invests in the same portfolio of securities, the classes have separate expense structures and shareholder privileges. The difference in the fee structures among the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the Advisor for investment advisory services.

17

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18

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Portfolio’s financial performance for the period May 2, 2002, through March 31, 2005. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, an independent registered public accounting firm for the Portfolios, whose report, along with the Portfolios’ financial statements, is included in the Annual Report, which is available upon request.
Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Small/Mid Cap Equity Portfolio - Institutional Shares
			May 2, 2002+
	Fiscal year ending March 31 ,		through
	2005	2004	March 31,2003

Net asset value, beginning of period	$27.05	$17.20	$22.22
Income from investment operations
Net investment loss	(0.02)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	3.25	9.88	(4.99)

Total from investment operations	3.23	9.85	(5.02)

Less distributions
From net investment income	—	—	—
From net realized gain	(1.05)	—	—

Total distributions	(1.05)	—	—

Net asset value, end of period	$29.23	$27.05	$17.20

Total return	11.99%	57.27%	(22.59	%)†

Ratios/supplemental data
Net assets, end of period (millions)	$239.9	$78.7	$45.2

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	1.00%	1.03%	1.07	%‡
After fees waived and expenses absorbed or recouped	n/a	n/a	n/a

Ratio of net investment loss to average net assets, after fees waived and expenses absorbed or recouped	(0.13%)	(0.34%)	(0.32	%)‡

Portfolio turnover rate	114.78%	134.41%	140.57	%†

+	Inception date.

†	Not annualized.

‡	Annualized.

19

Financial Highlights, continued
Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Core Equity Portfolio - Institutional Shares
			May 2, 2002+
	Fiscal year ending; March 31,		through
	2005	2004	March 31, 2003

Net asset value, beginning of period	$22.26	$16.80	$21.42
Income from investment operations
Net investment income	0.17	0.07	0.05
Net realized and unrealized gain (loss) on investments	1.68	5.47	(4.67)

Total from investment operations	1.85	5.54	(4.62)

Less distributions
From net investment income	(0.07)	(0.08)	—
From net realized gain	—	—	—

Total distributions	(0.07)	(0.08)	—

Net asset value, end of period	$24.04	$22.26	$16.80

Total return	8.33%	32.99%	(21.57	%)†

Ratios/supplemental data
Net assets, end of period (millions)	$163.5	$136.1	$94.1

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.89%	0.91%	0.90	%‡
After fees waived and expenses absorbed or recouped	n/a	n/a	n/a

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	0.74%	0.33%	0.38	%‡

Portfolio turnover rate	81.71%	82.83%	84.73	%‡

+	Inception date.

†	Not annualized.

‡	Annualized.

20

Rainier Investment Management Mutual Funds
For a capital share outstanding throughout the period

	Balanced Portfolio — Institutional Shares
			May 2, 2002+
	Fiscal year ending March 31,		through
	2005	2004	March 31, 2003

Net asset value, beginning of period	$16.62	$13.93	$15.55
Income from investment operations
Net investment income	0.26	0.40	0.23
Net realized and unrealized gain (loss) on investments	0.49	2.51	(1.62)

Total from investment operations	0.75	2.91	(1.39)

Less distributions
From net investment income	(0.26)	(0.22)	(0.23)
From net realized gain	—	—	—

Total distributions	(0.26)	(0.22)	(0.23)

Net asset value, end of period	$17.11	$16.62	$13.93

Total return	4.57%	21.02%	(8.91	%)†

Ratios/supplemental data
Net assets, end of period (millions)	$12.9	$11.6	$7.4

Ratio of expenses to average net assets
Before fees waived and expenses absorbed or recouped	0.96%	0.94%	0.96	%‡
After fees waived and expenses absorbed or recouped	0.94%	0.94%	0.94	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed or recouped	1.54%	1.44%	2.02	%‡

Portfolio turnover rate	68.55%	82.41%	73.62	%†

+	Inception date.

†	Not annualized.

‡	Annualized.

21

OTHER INFORMATION
Privacy Notice
Rainier Investment Management Mutual Funds and Rainier Investment Management, Inc,® the Advisor to the Funds, collect nonpublic information about you from the following sources:
•	Information we receive from applications or other forms

•	Information you may give us orally

•	Information about your transactions with others or us
     We do not disclose any nonpublic personal information about our customers or former shareholders to nonaffiliated third parties, except as required by law, such as in response to inquiries from governmental authorities. We may also disclose information to unaffiliated third parties, such as brokers or custodians, as permitted by law and as needed to provide agreed services to you. Rainier Investment Management restricts access to your personal and account information to those employees who provide products and services to you. Additionally, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information. Please contact us directly with any specific questions about our data safeguards.

22

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23

Index Descriptions
The Standard & Poor’s 500 Index® is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange (NYSE) market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.
The Russell 1000® Index, the Russell Midcap® Index, the Russell 2500™ Index and the Russell 2000® Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.8 billion to $386.9 billion, $1.8 billion to $13.7 billion, $182.6 million to $4.5 billion and $182.6 million to $1.8 billion, respectively, as of June 30, 2005.
The Lehman U.S. Government/Credit Intermediate Bond Index is an unmanaged index composed of all bonds covered by the Lehman U.S. Government/Credit Index with maturities between one and 9.99 years.
The Citigroup 3-Month Treasury Bill Index (91-Day U.S. Treasury Bill Index) is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.
The Balanced Index is computed by the Advisor and consists of 60% S&P 500 Index, 35% Lehman U.S. Government/ Credit Intermediate Bond Index and 5% 91-Day U.S. Treasury Bill Index. Actual asset allocation of the Balanced Portfolio may vary from the Balanced Index.

24

Series of
Rainier Investment Management
Mutual Funds (the “Funds”)

Small/Mid Cap Equity	Core Equity	Balanced
Portfolio — Institutional	Portfolio — Institutional	Portfolio — Institutional
For more information about the Portfolios, the following documents are available for free on request:
ANNUAL/SEMIANNUAL REPORT
Additional information about the Portfolios’ investments is available in the Portfolios’ Annual and Semiannual Report to Shareholders. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during the last fiscal year.
STATEMENT OF ADDITIONAL INFORMATION (SAl)
The SAI provides more detailed information about the Portfolios and is incorporated by reference into this Prospectus.
     To receive free copies of the Portfolios’ reports and SAI, request other information or discuss your questions concerning the Portfolios, please contact the Funds at the street or internet address below.
     To review and copy information, including the Portfolios’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C., please call 1-202-942-8090 for information about the operation of the Public Reference Room. Text-only copies are available:
•	For a duplicating fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo @ sec.gov;

•	Free of charge from the Commission’s Internet website at http://www.sec.gov.
     To reduce the volume of mail you receive, the Funds may mail only one copy of the Annual and Semiannual Reports, Prospectus and other regulatory materials to your household. You can contact the Funds at the address below to request (1) additional copies of these reports, or (2) that we discontinue householding of regulatory materials.

Rainier Investment Management
Mutual Funds
601 Union Street, Suite 2801
Seattle, Washington 98101
tel 800.248.6314
www.rainierfunds.com
The Funds’ SEC Investment Company
Act file number is 811-8270.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Institutional Shares
Statement of Additional Information
Dated July 31, 2005
This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated July 31, 2005 of the Small/Mid Cap Equity Portfolio – Institutional Shares, Core Equity Portfolio – Institutional Shares and Balanced Portfolio – Institutional Shares. In this SAI, all three Portfolios may be referred to as the “Portfolios”, series of the Rainier Investment Management Mutual Funds (the “Trust”). Rainier Investment Management, Inc.® (“RIM” or the “Advisor”) is the Advisor to the Trust and the Portfolios. This SAI is incorporated by reference in its entirety into the Prospectus. The report on the audited statement of assets and liabilities of the Trust for the year ended March 31, 2005 is incorporated by reference in its entirety into this SAI. A copy of the Prospectus may be obtained from the Trust at 601 Union St., Ste. 2801, Seattle, WA 98101 or by calling (800) 248-6314.

THE TRUST	2

INVESTMENT OBJECTIVES AND POLICIES	2

INVESTMENT RESTRICTIONS	7

PORTFOLIO HOLDINGS	8

MANAGEMENT	9

PORTFOLIO MANAGERS	17

PORTFOLIO TRANSACTIONS AND BROKERAGE	20

PORTFOLIO TURNOVER	23

NET ASSET VALUE	23

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	25

TAXATION	27

DIVIDENDS AND DISTRIBUTIONS	28

PERFORMANCE INFORMATION	28

PROXY VOTING POLICIES AND PROCEDURES	29

ANTI-MONEY LAUNDERING PROGRAM	30

GENERAL INFORMATION	30

FINANCIAL STATEMENTS	31

APPENDIX	32

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THE TRUST
The Trust is an open-end investment company organized as a Delaware statutory trust on December 15, 1993. The Trust consists of five separate, diversified portfolios, each of which has it own objective, assets, liabilities and net assets. This SAI relates only to the Small/Mid Cap Equity Portfolio-Institutional Shares, Core Equity Portfolio – Institutional Shares and Balanced Portfolio – Institutional Shares. Rainier Investment Management, Inc.® serves as investment advisor to the Trust and the Portfolios.
INVESTMENT OBJECTIVES AND POLICIES
The following information supplements the discussion of the Portfolios’ investment objectives and policies as set forth in their Prospectus. There can be no guarantee that the objective of any Portfolio will be attained.
The Small/Mid Cap Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of companies with small and medium-size capitalizations.
The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies.
The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Portfolio invests primarily in a diversified portfolio of common stocks of U.S. companies and investment grade, intermediate-term debt securities and cash equivalent securities.
Repurchase Agreements
Repurchase agreements are transactions in which a Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The majority of these transactions run from day to day and not more than seven days from the original purchase. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement will provide additional collateral so that at all times the collateral is at least equal to the repurchase price.
Although repurchase agreements carry certain risks not associated with direct investments in securities, the Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the purchaser’s ability to sell the collateral and the purchaser could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Portfolios intend to comply with provisions under such Code that would allow them immediately to resell the collateral.
When-Issued Securities
The Portfolios may from time to time purchase securities on a “when-issued” or delayed delivery basis, generally in connection with an underwriting or other offering. The price of such securities, which may be

B-2

expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, the Portfolio would earn no income. While when-issued securities may be sold prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Portfolio makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Advisor does not believe that the Portfolios’ net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Portfolios will segregate liquid assets with the Custodian equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.
Illiquid Securities; Rule 144A Securities
There is no present intention for the Portfolios to hold any illiquid securities. Each Portfolio has the right to invest in such securities but not to the extent of more than 15% of its net assets. Illiquid securities include (a) securities for which there is no available market, (b) securities that at the time of purchase have legal or contractual restrictions on resale, (c) repurchase agreements having more than seven days to maturity and (d) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).
Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Portfolio might not be able to dispose of such securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. A Portfolio might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.
In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accord with Rule 144A promulgated by the Securities and Exchange Commission, the Trustees may determine that such securities are not illiquid notwithstanding their legal or contractual restrictions on resale.
U.S. Government Obligations
U.S. Government securities include direct obligations issued by the United States Treasury, such as U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the

B-3

obligation for ultimate repayment and may not be able to assess a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.
Mortgage-Related Securities
The Intermediate Fixed Income Portfolio and Balanced Portfolio reserve the right to invest in mortgage-related securities. These securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.
Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by GNMA), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.
Collateralized mortgage obligations (“CMO’s”) are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO’s may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMO’s are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Portfolios’ limitations on illiquid securities as set forth in the prospectus. The Portfolios have no present intention to invest in such interest-only and principal-only securities.
Asset-Backed Securities
Each Portfolio may invest in asset-backed receivables, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed receivables are generally issued by governmental, government-related and private organizations. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which

B-4

would require a Portfolio to reinvest the proceeds at a lower interest. Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.
Securities Lending
The Portfolios have the ability to lend securities, but have no present intention to do so. The Portfolios may lend their securities in an amount not to exceed 30% of their assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks or securities of the U.S. Government or its agencies.
Foreign Securities
Each Portfolio may invest up to 20% of its assets in foreign securities. These include U.S. dollar denominated securities of foreign issuers and securities of foreign issuers that are listed and traded on a domestic national securities exchange. Currently, the Advisor intends to invest only U.S. dollar denominated securities of foreign issuers or American Depositary Receipts (“ADRs”). ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars and are designed for use in the U.S. securities markets. A depositary may issue sponsored and unsponsored ADRs without the consent of the foreign issuer of securities, in which case the holder of the ADR may incur higher costs and receive less information about the foreign issuer than the holder of a sponsored ADR.
There are risks associated with investing in foreign securities. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing requirements may not be comparable to those in the U.S. Interest or dividends on foreign securities may be subject to foreign withholding taxes. Investments in foreign countries may be subject to the possibility of expropriation or confiscatory taxation, exchange controls, political or social instability or diplomatic developments that could aversely affect the value of those investments. The value of foreign securities may be adversely affected by movements in the exchange rates between foreign currencies (including the “euro”) and the U.S. dollar, as well as other political and economic developments.
Futures
To the extent consistent with their investment objectives and policies, the Portfolios may purchase and sell futures contracts with respect to interest rates and securities indices. The Portfolios may use these techniques to hedge against changes in interest rates or securities prices or as part of their overall investment strategies.
An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments, including: the S&P 500; the S&P 100; the S&P Midcap 400; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

B-5

Each Portfolio will use futures contracts in accordance with the applicable rules of the Commodity Futures Trading Commission under which the Trust and the Portfolios avoid being deemed a “commodity pool” and the Advisor being deemed a “commodity pool operator.” Accordingly, each Portfolio intends generally to limit its use of futures contracts as described below.
A Portfolio might use futures contracts to hedge against anticipated changes in interest rates or securities prices that might adversely affect either the value of the Portfolio’s securities or the price of the securities that the Portfolio intends to purchase. A Portfolio might also buy futures contracts on securities indexes with respect to a large cash investment in a Portfolio pending full investment of that cash in stocks.
A Portfolio will enter into only those futures contracts that are standardized and quoted on an automated quotation system or traded on a U.S. exchange, board of trade or similar entity.
When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Each day the Portfolio pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).
The Portfolios will enter into positions in futures contracts for “bona fide hedging” purposes and for other investment purposes. With respect to positions in futures that do not constitute bona fide hedging positions, a Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions (plus premiums paid by it for open futures positions, less the amount by which any such futures are “in-the-money”) would exceed 5% of the Portfolio’s net assets.
When purchasing a futures contract, a Portfolio will designate (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the contract value of the futures contract.
There are several risks associated with the use of futures contracts. A purchase or sale of a futures contract may result in losses substantially in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given futures transaction not to achieve its objectives. A decision as to whether, when and how to use futures involves the exercise of skill and judgment, and even a well-conceived investment may be unsuccessful to some degree because of market behavior or unexpected interest rate or securities price trends.
There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract, and that Portfolio would remain obligated to meet margin requirements until the position is closed.

B-6

Short-Term Investments
Each Portfolio may invest in any of the following securities and instruments:
Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Portfolio may hold certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by a Portfolio will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.
In addition to buying certificates of deposit and bankers’ acceptances, a Portfolio also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Commercial Paper and Short-Term Notes. Each Portfolio may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase AA-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.
INVESTMENT RESTRICTIONS
The Trust, on behalf of the Portfolios, has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in the prospectus. With respect to each Portfolio, the policies and restrictions listed below cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of that Portfolio, which is defined in the Investment Company Act of 1940 (the “1940 Act”) to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. As a matter of fundamental policy, the Portfolios are diversified; i.e., as to 75% of the value of a Portfolio’s total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities).
In addition, no Portfolio may:
1.	Issue senior securities, borrow money or pledge its assets, except that a Portfolio may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Make short sales of securities or maintain a short position, except for short sales against the box;

3.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

B-7

4.	Write put or call options, except that the Portfolios reserve the right to write put or call options for hedging or other purposes as may subsequently be described in their Prospectus and permitted under applicable federal and state laws and regulations;

5.	Act as underwriter (except to the extent a Portfolio may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

6.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Portfolios reserve the right to invest all of their assets in shares of another investment company);

7.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although any Portfolio may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

8.	Purchase or sell commodities or commodity futures contracts, except that the Portfolios may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in their Prospectus or in this Statement of Additional Information and as permitted under applicable federal and state laws and regulations;

9.	Make loans (except for purchases of debt securities consistent with the investment policies of the Portfolios and except for repurchase agreements);

10.	Make investments for the purpose of exercising control or management; or

11.	Invest in oil and gas limited partnerships or oil, gas or mineral leases.
The Portfolios observe the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:
No Portfolio may:
1.	Purchase any security if as a result the Portfolio would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that each Portfolio reserves the right to invest all of its assets in a class of voting securities of an investment company;

2.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.	Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.
PORTFOLIO HOLDINGS
RIM provides advisory services to the series of the Portfolios. As a result, employees of RIM may have access to the portfolio holdings of the Portfolios. The Trust and RIM have each adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act designed to prohibit fraudulent or deceitful conduct. In addition, the Portfolios and RIM adhere to the following policy, which is intended to supplement such codes of ethics. The policy is designed to ensure that any disclosure of information about the Portfolios’ portfolio holdings is in the best interests of Portfolio shareholders. Information about the Portfolios’ portfolio holdings will not be distributed to any person unless:

B-8

•	The disclosure is required to respond to a regulatory request, court order or other legal proceedings;

•	The disclosure is to a mutual fund rating or, statistical agency or person performing similar functions who has signed an agreement with the Trust that requires such information to be kept confidential and prohibits such agency or person from trading based on the information;

•	The disclosure is made to internal parties involved in the operations of the Portfolios, such as the investment process, administration, pricing or custody of the Portfolios, including but not limited to RIM, U.S. Bancorp Fund Services, LLC , U.S. Bank, N.A., legal counsel retained by the Portfolios or the Adviser, the Portfolios’ auditors, and the Trust’s Board of Trustees (which may be delayed for at least 15 days for the non-interested trustees as provided in the Trust’s Code of Ethics;

•	The disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Trust’s website); or

•	The disclosure is made pursuant to prior written approval of the Chief Compliance Officer of RIM, the Chief Compliance Officer of the Trust, or the President of the Trust.
Portfolio holdings information may be disclosed without a time lag (i.e., current holdings) under the circumstances listed above; however, information on the Trust’s public website or in public records, such as shareholders reports, will generally be subject to a time lag. A complete list of the Portfolios’ portfolio holdings will be available on the Trust’s public website on or about the 60th day after each calendar quarter end. Portfolio characteristics and summary information will be available on the Trust’s public website on or about the 10th day after each month end and will include, but are not limited to:
▪	Top ten holdings

▪	Portfolio market capitalization

▪	Portfolio earnings per share information

▪	Sector weighting

▪	Asset allocation
Any suspected breach of the Trust’s portfolio holdings disclosure policy is required to be reported immediately to the Chief Compliance Officer of RIM and the Chief Compliance Officer of the Trust. Such breaches are also to be reported to the Trust’s Board of Trustees.
Currently, the Trust has ongoing arrangements to make available information about the Fund’s portfolio securities to: RIM, U.S. Bancorp Fund Services, LLC, U.S. Bank, N.A., and the Trust’s Board of Trustees. The Trust and the Adviser do not receive compensation in connection with the disclosure of information about the securities held in the Portfolios.
MANAGEMENT
The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust and the Portfolios are delegated to their officers, subject to their investment objectives and policies and to general supervision by their Boards of Trustees.

B-9

The following table lists the Trustees and officers of the Trust, their ages, business addresses and principal occupations during the past five years. Unless otherwise noted, each individual has held the position listed for more than five years.

Number of
				Portfolios in	Other
				Fund Complex	Directorships
	Position	Date	Principal Occupation	Overseen by	Held by
Name Address, and Age	Held	Elected*	During Past 5 Years	Trustee	Trustee
“Non-interested” Trustees

James E. Diamond, Jr.PO Box 548 Scappoose, OR 97056 Born 1946	Trustee	March 1994	President of Taylormade Products, Inc. (manufacturer of wooden pallets and shipping materials), 2003 to present. Chief Operating Officer, Homestead Capital (non-profit housing projects) from 2000 to present. President and Chief Financial Officer of Paul O. Giesey Adcrafters, Inc. (printing and typography) from 1991 to 1999.	Five	None

John W. Ferris 601 Union Str, Ste. 2801 Seattle, WA 98101 Born 1940	Trustee	March 1995	Consultant to international companies from 1998 to present. Partner of Peterson Sullivan PLLC. (Certified Public Accountants) , prior to 1998.	Five	None

Gary L. Sundem University of Washington School of Business Seattle, WA 98195 Born 1944	Trustee	March 1994	Professor of Accounting; University of Washington from 1971 to present.	Five	None

Number of
				Portfolios in	Other
				Fund Complex	Directorships
	Position	Date	Principal Occupation	Overseen by	Held by
Name Address, and Age	Held	Elected*	During Past 5 Years	Trustee	Trustee
“Interested” Trustees** and Other Officers

J. Glenn Haber** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Trustee, CEO, Secretary, and Treasurer	March 1994	Principal of the Advisor	Five	Rainier Investment Management, Inc.

B-10

Number of
				Portfolios in	Other
				Fund Complex	Directorships
	Position	Date	Principal Occupation	Overseen by	Held by
Name Address, and Age	Held	Elected*	During Past 5 Years	Trustee	Trustee
John W. O’Halloran** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1960	President	June 2003	Officer of Columbia Management Co. (Investment Management)	N/A	N/A

James R. Margard** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1952	Vice President	January 1994	Principal of the Advisor	N/A	N/A

Michael E. Raney** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1948	Vice President	January 1994	Principal of the Advisor	N/A	N/A

Mark H. Dawson** 601 Union St., Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A

Peter M. Musser** 601 Union St. Ste. 2801 Seattle, WA 98101 Born 1956	Vice President	June 2004	Principal of the Advisor	N/A	N/A

Robert M. Slotky 2020 E. Financial Way Suite 100 Glendora, CA 91741 Born 1947	Vice President and Chief Compliance Officer	Since September, 2004	Vice President, U.S. Bancorp Fund Services, LLC since July 2001; formerly, Senior Vice President, ICA (May 1997-July 2001).	N/A	N/A

*	Trustees and officers of the Fund serve until their resignation, removal or retirement.

**	Denotes “interested person” as defined in the 1940 Act. This person is an affiliate of the Advisor and the Trust.
The Board has two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is comprised of the three Independent Trustees—James E. Diamond Jr., John W. Ferris and Gary L. Sundem —and is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Nominating Committee is comprised of James E. Diamond Jr. and Gary L. Sundem and is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time. The Audit Committee met once during the last fiscal year. The Nominating Committee did not meet during the last fiscal year.
Fund Shares Owned by Trustees as of December 31, 2004
Amount Invested Key
— $0
A. $1-$10,000
B. $10,001-$50,000
C. $50,001-$100,000
D. over $100,000

B-11

Aggregate Dollar
Range of
Ownership as of
December 31,
2004 in all
	Small/Mid			Fund(s) overseen
	Cap Equity	Core Equity	Balanced	by Trustee in the
Trustees	Portfolio	Portfolio	Portfolio	Fund Complex.*
Non-interested Trustees
James E. Diamond, Jr.	B	B	—	B
John W. Ferris	B	C	D	D
Gary L. Sundem	D	D		D

Interested Trustee
J. Glenn Haber	D	D	D	D

*	Aggregate dollar ranges reflect Trustees’ ownership of Original Class shares in the Fund Complex that are discussed in a separate Statement of Additional Information.
Trustee Compensation
The officers of the Trust, and the Trustees who are considered “interested persons” of the Trust receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or principals of the Advisor may receive remuneration indirectly because the Advisor receives a management fee from the Portfolios. The Trustees who are not affiliated with the Advisor receive an annual retainer of $20,000 plus $2,500 per meeting. The aggregate compensation paid by each Portfolio of the Trust to each of the Trustees during the fiscal year ended March 31, 2005 is set forth below:

	Aggregate
	Compensation	Deferred Compensation		Number of
	Paid	Accrued as Part	Total Compensation	Portfolios in
Name of Trustee	from Trust	of Trust Expenses	from Trust	Trust
J. Glenn Haber	None	None	None	Five
James E. Diamond, Jr.	$20,000	None	$20,000	Five
Gary L. Sundem	$20,000	None	$20,000	Five
John W. Ferris	$20,000	None	$20,000	Five
The Portfolios do not maintain pension or retirement plans for Trustees.
Principal Shareholders and Control Persons
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Portfolios. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. To the best knowledge of the Portfolios, shareholders owning 5% or more of the outstanding Institutional Shares of the Portfolio as of record are set forth below:

B-12

	Shareholder	% held as of
Portfolio	Name & Address	June 30, 2005
Small/Mid Cap Equity Portfolio – Institutional Shares	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	30.99%

	Standard Insurance Co. Attn: P11D Separate Account A 1100 SW 6th Ave. Portland, OR 97204-1020	15.08%

	National Financial Service for the exclusive benefit of our customer Attn: Omnibus reconciliation 1 World Financial Ctr New York, NY 10281-1003	13.23%

	Calhoun & Co. C/O Comerica 411 W. Lafayette Blvd. Detroit, MI 48226-3120	6.91%

Core Equity Portfolio – Institutional Shares	Wells Fargo Bank NA FBO Retirement Plan for Employees of Harrison Hospital P.O. Box 1533 Minneapolis, MN 55480-1533	13.61%

	Charles Schwab & Co. Inc. Special Custody Account for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery St. San Francisco, CA 94104-4122	9.09%

	EGAP & Co. % Chittenden Bank Attn Trust Operations 2 Burlington Square Burlington, VT 05401-4412	8.37%

	Wells Fargo Bank NA FBO Harrison Hospital Employee Benefit P.O. Box 1533 Minneapolis, MN 55480-1533	7.26%

	Wells Fargo Bank NA FBO Fallon Paiute Shoshone Tribal Fund P.O. Box 1533 Minneapolis, MN 55480-1533	6.45%

	The New Hillman Company % Amalgamated Bank Attn Niall Kenny 11 Union Square W #15 New York, NY 10003-3316	5.27%

B-13

	Shareholder	% held as of
Portfolio	Name & Address	June 30, 2005
Balanced Portfolio – Institutional Shares	University Prep Endowment Fund 8000 25th Avenue NE Seattle, WA 98115-4627	19.53%

	District #160 Pooled Investment Association C/o Welfare & Pension Admin Services, Inc. ATTN: TONY IBRAHIM 2815 2ND AVE SUITE 300 Seattle, WA 95124-1261	15.17%

	Union Bank TR Nominee FBO OET IUOE 302&612 DCPnd P.O. Box 85484 San Diego , CA 92186-5484	11.95%

	J Stephen Goodfellow TR J Stephen and Denise D Goodfellow Main Trust PO Box 598 Wenatchee, WA 98807-0598	11.36%

	Trustees Rainer Investment Management, Inc. Money Purchase Pension Plan 601 Union Street, Suite 2801 Seattle, WA 98101-2327	10.31%

	University Prep Replacement Reserves 8000 25th Avenue NE Seattle, WA 98115-4627	10.04%

B-14

	Shareholder	% held as of
Portfolio	Name & Address	June 30, 2005
	Seattle Symphony Foundation Education Account Attn: Tony Aspen PO Box 21906 th St Ste 220 Seattle WA 98111-3906	6.15%

	John Y Sato TR Sato Corporation Profit Sharing Plan 11225 SE 6th St Ste 220 Bellevue, WA 98004-6441	5.25%
As of June 30, 2005, the current Trustees and officers of the Trust as a group held of record and beneficially less than 1% of the outstanding shares of the Small/Mid Cap Equity Portfolio –Institutional Shares, Core Equity Portfolio – Institutional Shares and Balanced Portfolio - Institutional Shares.
The Advisor
Subject to the supervision of the Board of Trustees, investment management and services are provided to the Portfolios by the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor provides a continuous investment program for the Portfolios and makes decisions and places orders to buy, sell or hold particular securities. In addition to the fees payable to the Advisor and the Administrator, the Portfolios and the Trust are responsible for their operating expenses, including: (1) interest and taxes; (2) brokerage commissions; (3) insurance premiums; (4) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (5) legal and audit expenses; (6) fees and expenses of the custodian, shareholder service and transfer agents; (7) fees and expenses for registration or qualification of the Trust and its shares under federal or state securities laws; (8) expenses of preparing, printing and mailing reports, notices and proxy material to shareholders; (9) other expenses incidental to holding any shareholder meetings; (10) dues or assessments of or contributions to the Investment Company Institute or any successor; (11) such non-recurring expenses as may arise, including litigation affecting the Trust or the Portfolios and the legal obligations with respect to which the Trust or the Portfolios may have to indemnify their officers and Trustees; and (12) amortization of organization costs.
Under the Advisory Agreement, the Advisor is not liable to the Portfolios for any error of judgment by the Advisor or any loss sustained by the Trust or Portfolios except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
The Advisory Agreement continues automatically for successive annual periods, provided that such continuance is specifically approved at least annually (1) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (2) by the Board of Trustees or by vote of a majority of the outstanding voting securities.
In determining whether to renew the Advisory Agreement each year, the Board of Trustees evaluates information provided by the Advisor in accordance with Section 15(c) of the 1940 Act. At its last annual review meeting in March 2005, the Board considered a number of facts in recommending renewal of the existing Agreement. The Portfolios’ annual report to shareholders contains a detailed discussion of the Board’s considerations in connection with the Board’s renewal of that Agreement with respect to each Portfolio.
The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Portfolios at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Portfolios. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

B-15

Advisory fees, waiver and expense reimbursements/(recoupment) for the last three fiscal years were as follows:

	Gross	Expenses Waived or
Fiscal year ending March 31, 2005:	Advisory Fee	Reimbursed/(Recouped)
Small/Mid Cap Equity Portfolio	$4,838,362	$0
Core Equity Portfolio	$3,912,954	$0
Balanced Portfolio	$887,302	$20,592

	Gross	Expenses Waived or
Fiscal year ending March 31, 2004:	Advisory Fee	Reimbursed/(Recouped)
Small/Mid Cap Equity Portfolio	$2,464,729	$0
Core Equity Portfolio	$3,579,223	$0
Balanced Portfolio	$913,796	($6,811)

	Gross	Expenses Waived or
Fiscal year ending March 31, 2003:	Advisory Fee	Reimbursed/(Recouped)
Small/Mid Cap Equity Portfolio	$1,820,386	$0
Core Equity Portfolio	$3,931,485	$0
Balanced Portfolio	$857,566	$22,284
The Administrator
The Trust has an Administration Agreement with U.S. Bancorp Fund Service, LLC (the “Administrator”). The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Portfolios; prepare all required filings necessary to maintain the Portfolios’ qualification and/or registration to sell shares in all states where the Portfolios currently do, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Portfolio-related expenses; monitor and oversee the activities of the Portfolios’ servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Portfolios’ daily expense accruals; and perform such additional services as may be agreed upon by the Trust and the Administrator. For its services, the Administrator receives a monthly fee from each Portfolio at the annual rate of 0.10% of the first $100 million of average daily net assets, 0.05% of the next $100 million, and 0.03% of assets over $200 million, subject to an annual minimum of $40,000 for the first class of shares and $3,333 for each additional class of shares. Each Portfolio paid the following administration fees for the fiscal years ended March 31:

	2005	2004	2003
Small/Mid Cap Equity Portfolio	$260,766	$177,198	$153,252
Core Equity Portfolio	$246,518	$233,415	$247,259
Balanced Portfolio	$113,379	$115,408	$111,255
The Distributor

B-16

Quasar Distributor, LLC. (the “Distributor”), an affiliate of the Administrator, acts as the Portfolios’ principal underwriter in a continuous public offering of each Portfolio’s shares. The Distribution Agreement between the Trust and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Portfolios (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto, upon 60 days’ written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.
PORTFOLIO MANAGERS
Daniel Brewer is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio and the Balanced Portfolio. Mr. Brewer is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Brewer as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Mark Broughton is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio and the Balanced Portfolio. Mr. Broughton is also a Principal. The following provides information regarding other accounts managed by Mr. Broughton as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Mark Dawson is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Growth Equity Portfolio and the Balanced Portfolio. Mr. Dawson is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Dawson as of December 31, 2004:

B-17

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

James Margard is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Growth Equity Portfolio and the Balanced Portfolio. Mr. Margard is also a Principal and a firm shareholder The following provides information regarding other accounts managed by Mr. Margard as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Peter Musser is a Senior Portfolio Manager for the Small/Mid Cap Equity Portfolio, the Core Equity Portfolio, the Growth Equity Portfolio and the Balanced Portfolio. Mr. Musser is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Musser as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	81	$3.63 billion	0	0

Andrea L. Durbin is a Senior Portfolio Manager for the Intermediate Fixed Income Portfolio and the Balanced Portfolio. Ms. Durbin is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Ms. Durbin as of December 31, 2004:

B-18

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	31	$990 million	0	0

Matthew Kennedy is a Portfolio Manager and Analyst. The following provides information regarding other accounts managed by Mr. Kennedy as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	31	$990 million	0	0

Michael Raney is a Portfolio Manager for the Intermediate Fixed Income Portfolio and the Balanced Portfolio. Mr. Raney is also a Principal and a firm shareholder. The following provides information regarding other accounts managed by Mr. Raney as of December 31, 2004:

			Number of	Assets in
			Accounts for	Accounts for
	Total Number		which Advisory	which Advisory
Category of	of Accounts	Total Assets in	Fee is Based on	Fee is Based on
Account	Managed	Accounts Managed	Performance	Performance

Other Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	31	$990 million	0	0

As of the Funds’ most recently completed fiscal year of March 31, 2005, the Portfolio Managers beneficially owned shares of the Portfolios as follows:

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Name of		Dollar Range of Equity Securities in the Portfolios
Portfolio	(A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000,
Manager	E. 100,001-$500,000, F. 500,001-$1,000,000, G. Over $1,000,000)
Small/Mid Cap
	Equity	Core Equity	Growth Equity	Balanced	Fixed Income

Daniel Brewer	C	C	C	C	A

Mark Broughton	C	E	C	A	A

Mark Dawson	C	C	E	D	A

James Margard	F	G	E	E	D

Peter Musser	D	E	E	E	C

Andrea Durbin	C	C	B	C	A

Matthew Kennedy	B	A	B	A	A

Michael Raney	C	A	A	E	F

Compensation
All Portfolio Managers are compensated by the Portfolio’s Advisor. All Portfolio Managers receive a fixed salary. Portfolio Managers who are shareholders receive a dividend based on numbers of RIM shares owned. Portfolio Managers who are firm principals, but not shareholders receive a profit share bonus based on a fixed percentage of the Advisor’s net income. Portfolio Managers who are neither shareholders nor principals receive an annual subjective bonus based on general criteria such as teamwork, contribution to investment results and client servicing.
Material Conflicts of Interest
The compensation paid to RIM for managing the Portfolios is based only on a percentage of assets under management. Portfolio Managers, depending on whether they are principals of RIM, benefit from RIM’s revenues and profitability. But no Portfolio Managers are compensated based directly on fee revenue earned by RIM on particular accounts in a way that would create a material conflict of interest in favoring particular accounts over other accounts.
Execution and research services provided by brokers may not always be utilized in connection with the Portfolios or other client accounts that may have provided the commission or a portion of the commission paid to the broker providing the services. RIM allocates brokerage commissions for these services in a manner that it believes is fair and equitable and consistent with its fiduciary obligations to each of its clients.
If a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one Portfolio or other client account, the Portfolios may not be able to take full advantage of that opportunity. To mitigate this conflict of interest, RIM aggregates orders of the Portfolios it advises with orders from each of its other client accounts in order to ensure that all clients are treated fairly and equitably over time and consistent with its fiduciary obligations to each of its clients.
PORTFOLIO TRANSACTIONS AND BROKERAGE
In all purchases and sales of securities for the Portfolios, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Portfolios and which broker-dealers are eligible to execute portfolio transactions, subject to the instructions of and review by the Trust’s Board of Trustees.
Purchases of portfolio securities may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities the Portfolios will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a

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commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are substantially the same, the Advisor will also consider whether that Broker/Dealer has provided research or other services as discussed below.
In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.
In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacity for the Portfolios and for other accounts, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. The Board of Trustees reviews all brokerage allocations where services other than best price/execution capabilities are a factor to ensure that the other services provided meet the tests outlined above and produce a benefit to the Portfolios.
The placement of portfolio transactions with broker-dealers who sell shares of the Portfolios is subject to rules adopted by the National Association of Securities Dealers, Inc. (“NASD”). Provided the Trust’s officers and the Advisor are satisfied that the Portfolios are receiving the most favorable price and execution available, the Advisor may also consider a variety of other factors in the selection of broker-dealers to execute the Portfolios’ transactions, including the sale of the Portfolios’ shares, the inclusion of the Advisor or the Portfolios on lists of recommended investment organizations, or the referral of prospective shareholders for the Portfolios. These arrangements could be viewed as creating a conflict of interest between the Advisor’s interest in benefiting from further such efforts by those broker-dealers and the Advisor’s fiduciary duty to obtain best execution for the Portfolios.
Investment decisions for the Portfolios are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Portfolios and for one or more of such client accounts. To the extent any of these client accounts and a Portfolio seek to acquire the same security at the same time, the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price to obtain a lower yield for such security. Similarly, a Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Portfolio is purchasing or selling, each day’s transactions in such security will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.
Depending on the Advisor’s view of market conditions, a Portfolio may or may not purchase debt securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. A Portfolio may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

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The Portfolios do not effect securities transactions through broker-dealers in accordance with any formula, nor do they effect securities transactions through such broker-dealers solely for selling shares of the Portfolios or providing other potential marketing benefits to the Portfolios. However, as stated above, the Portfolios and the Advisor may from time to time benefit from marketing or distribution efforts by broker-dealers who execute transactions for the Portfolios.
The Portfolios paid the following brokerage commissions for the fiscal years ended March 31:

	2005	2004	2003
Small/Mid Cap Equity Portfolio	$2,779,976	$1,658,821	$1,258,815
Core Equity Portfolio	$1,056,232	$1,157,735	$1,487,110
Balanced Portfolio	$168,703	$194,948	$210,964
Of the broker commissions paid above for the fiscal year ended March 31, 2005, the following was paid to brokers who furnished research services:

		Dollar value of
	2005	Transaction
Small/Mid Cap Equity Portfolio	$150,776	$81,023,519
Core Equity Portfolio	$58,322	$54,081,115
Balanced Portfolio	$8,774	$8,071,755
Of the brokerage commissions paid above for the fiscal years ended March 31, 2004 and March 31, 2003, commissions paid to a former affiliate of the Trust’s Distributor, were as follows:

	2004		2003
	Commissions		Commissions
	Paid to	% of Total	Paid to	% of Total
	Affiliate	Commissions	Affiliate	Commissions
Small/Mid Cap Equity	$29,940	1.80%	$10,438	0.83%
Core Equity	$12,146	1.05%	$14,324	0.96%
Balanced	$2,971	1.52%	$1,840	0.87%
As of March 31, 2005, the following Portfolios owned securities of the Investment Company’s regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940 Act).

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Portfolios	Securities	Market Value
Small/Mid Cap Equity Portfolio	Bear Stearns & Company, Inc.	$3,256,740

Core Equity Portfolio	Bank of America	$10,292,587
	Goldman Sachs & Co.	$9,470,139
	Lehman Brothers, Inc.	$6,318,136

Growth Equity Portfolio	Goldman Sachs & Co.	$104,490

Balanced Portfolio	Goldman Sachs & Co.	$3,201,207
	Bank of America	$3,200,465
	Merrill Lynch, Pierce,
	Fenner & Smith, Inc.	$1,656,587
	Morgan Stanley Dean Witter
	& Co.	$1,610,718
	Lehman Brothers, Inc.	$927,476

Intermediate Fixed Income Portfolio	Morgan Stanley Dean Witter & Co.	$2,440,482
	Goldman Sachs & Co.	$2,216,753
	Merrill Lynch, Pierce,
	Fenner & Smith, Inc.	$2,022,011
	Bank of America	$1,128,477
	Lehman Brothers, Inc.	$974,620
PORTFOLIO TURNOVER
Although the Portfolios generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Portfolio=s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See Portfolio Transactions and Brokerage. Each Portfolio’s rate of portfolio turnover for the fiscal years ended March 31, 2005 and March 31, 2004 is as follows:

	2005	2004
Small/Mid Cap Equity Portfolio	114.78%	134.41%
Core Equity Portfolio	81.71%	82.83%
Balanced Portfolio	68.55%	82.41%
NET ASSET VALUE
As noted in the Prospectus, the net asset value and offering price of shares of the Portfolios will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Portfolios do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading

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in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of a Portfolio’s shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.
In valuing the Portfolios’ assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last bid price. If no bid is quoted on such day or if the market quotation is otherwise not available or believed not to represent fair value for the security, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determined that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.
The net asset value per share of each Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets
	=	Net Asset Value per share
Shares Outstanding
An example of how the Portfolios calculated the net asset value per share as of March 31, 2005 is as follows:
Small/Mid Cap Equity Portfolio – Institutional Shares

$239,853,308
	=	$29.23
8,206,024

Core Equity Portfolio – Institutional Shares

$163,490,250
	=	$24.04
6,802,081

Balanced Portfolio – Institutional Shares

$12,872,552
	=	$17.11
752,523

The net asset value of the Portfolios’ shares will fluctuate and is determined as of the close of trading on the NYSE, normally 4:00 p.m.(Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The information provided below supplements the information contained in the Portfolios’ Prospectus regarding the purchase and redemption of Portfolio shares.
How to Buy Shares
You may purchase shares of a Portfolio from the Transfer Agent or from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Portfolio’s daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.
The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Portfolio’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Portfolio, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain retirement and other employee benefit plans, for the Advisor’s employees, clients or their affiliates, for advisors or financial institutions offering investors a program of services or any other person or organization deemed appropriate by the Trust.
The U.S. Postal Service or other independent delivery services are not agents of the Trust. Therefore, a deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box of purchase applications does not constitute receipt by U.S. Bancorp Fund Services, LLC or the Trust. The Trust and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.
How to Sell Shares
Payments to shareholders for Portfolio shares redeemed directly from the Portfolio will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Portfolios’ Prospectus, except that a Portfolio may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Portfolios not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Portfolios’ shareholders. At various times, a Portfolio may be requested to redeem shares for which it has not yet received confirmation of good payment. In this circumstance, the Portfolio may delay the redemption until payment for the purchase of such shares has been collected and confirmed to the Portfolio.
Selling shares directly to the Portfolio
When selling shares to the portfolio, you must send a signed letter of instruction to the Transfer Agent. The price you will receive is the next net asset value calculated after the Transfer Agent receives your request in proper form. In order to receive that day’s net asset value, the Transfer Agent must receive your request before the close of regular trading on the NYSE.

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Selling shares through your investment representative
Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day’s net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.
Delivery of proceeds
Each Portfolio generally sends you payment for your shares the business day after your request is received in proper form, assuming the Portfolio has collected payment of the purchase price of your shares. Under unusual circumstances, a Portfolio may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.
Telephone redemptions
Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, each Portfolio or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of a Portfolio and depositing and withdrawing monies from the bank account specified in the shareholder’s latest Account Application or as otherwise properly specified to the Portfolio in writing. The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.
The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Trust may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that if such procedures are used, neither the Trust nor any Portfolio or its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.
During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.
Redemptions-in-kind
Subject to compliance with applicable regulations, the Portfolios have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

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TAXATION
The Portfolios are each taxed as separate entities under the Internal Revenue Code (the “Code”), and each intends to continue to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Code. In each taxable year that the Portfolios qualify, the Portfolios (but not their shareholders) will not be subject to federal income tax on that part of their investment company taxable income (consisting generally of interest and dividend income, net short-term capital gain and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.
In order to qualify for treatment as a RIC, the Portfolios must distribute annually to shareholders at least 90% of their investment company taxable income and must meet several additional requirements. Among these requirements are the following: (1) at least 90% of each Portfolio’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of each Portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of each Portfolio’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.
Each Portfolio will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.
Under the Code, each Portfolio will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Portfolio shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Portfolio with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Portfolio with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Trust reserves the right to refuse to open a Portfolio account for any person failing to provide a certified taxpayer identification number.
As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Code.
The advice was prepared to support the promotion or marketing of the transactions or matters addressed by the written advice.
Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

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DIVIDENDS AND DISTRIBUTIONS
Dividends from a Portfolio’s investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Portfolio’s earnings and profits. Distributions of a Portfolio’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Portfolio shares.
Any dividend or distribution paid by a Portfolio has the effect of reducing the net asset value per share on the reinvestment date by the amount of the dividend or distribution. Investors should note that a dividend or distribution paid on shares purchased shortly before such dividend or distribution was declared will be subject to income taxes as discussed above, even though the dividend or distribution represents, in substance, a partial return of capital to the shareholder.
Dividends declared by a Portfolio in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Portfolio and received by the shareholders on the record date if the dividends are paid by a Portfolio during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.
PERFORMANCE INFORMATION
From time to time, the Portfolios may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Portfolios’ average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Portfolios may also advertise aggregate and average total return information over different periods of time.
Total Return
      Average annual total return quotations used in the Fund’s advertising and promotional materials are calculated according to the following formula:
Return Before Taxes
      P(1 + T)n = ERV
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.
Return After Taxes on Distributions
      P(1 + T)n = ATVD
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVD equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions but not after taxes on redemption.
Return After Taxes on Distributions and Sale of Fund Shares

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      P(1 + T)n = ATVDR
where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ATVDR equals the ending value of a hypothetical payment made at the beginning of the periods at the end of periods, after taxes (highest individual marginal federal income tax rate) on distributions and redemption.
Yield
Annualized yield quotations used in a Portfolio’s advertising and promotional materials are calculated by dividing the Portfolio’s interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD =	2[ (a-b + 1)[6] - 1]
cd
where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends and “d” equals the maximum offering price per share on the last day of the period. Except as noted below, in determining net investment income earned during the period (“a” in the above formula), a Portfolio calculates interest earned on the debt obligations held by it during the period by (1) computing the obligation’s yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest) and; (3) totaling the interest earned on all debt obligations and all dividends accrued on all equity securities during the period.
For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.
PROXY VOTING POLICIES AND PROCEDURES
The Trust has established Proxy Voting Policies and Procedures, which explain the Trust’s general voting procedures and considerations when voting proxies. The Trust has delegated its proxy voting responsibilities to the Advisor, subject to the supervision of the Board of Trustees.
According to the Policies, the Advisor votes proxies on a pre-established set of guidelines and on the recommendations of an independent third party, Institutional Shareholder Services (“ISS”). ISS makes its recommendations based on its independent objective analysis of the economic interests of the shareholders, but the Advisor retains ultimate responsibility for the votes. Generally, the Advisor votes in accordance with ISS’ recommendations. This process insulates the Advisor’s voting decisions from any potential conflicts of interest.
If the Advisor believes ISS is not acting on behalf of the best interests of the Trust and its shareholders, the Advisor will not vote with ISS. The Advisor reviews each vote on a case-by-case basis and may decide to override ISS vote recommendations based on the following information:
•	Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines

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•	Issues concerning expensing of stock options

•	Issues that ISS itself considers on a case-by-case basis
Conflicts of Interest
The Advisor’s duty is to vote in the best interests of its clients and Trust shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Advisor and the interests of the client, the Advisor will take one of the following steps to resolve the conflict:
1.	Follow the recommendation of another nationally recognized third-party proxy advisory service, and document the reasons for overriding ISS and voting in accordance with the recommendation of the other third party;

2.	Decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;

3.	Disclose the conflict to the client or, with respect to a Fund, the Board (or its delegate) and obtain the client’s or Board’s direction to vote the proxies;

4.	Erect information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict;

5.	Abstain from voting on the proposal if the Advisor determines that (a) an abstention is in the best interest of the affected clients as a whole, (b) the expected benefit to the affected clients as a whole of voting the proxy exceeds the costs of voting the proxy, (c) the Advisor concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) the Advisor has not received a timely response from the client;

6.	Implement any other procedure that results in a decision that is demonstrably based on the client’s best interest and not in the product of the conflict.
More Information
Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will first become available after August 31 of each year, and at such time the information will be available without charge, upon request by calling toll-free 800-248-6314, by accessing the Portfolio’s website at www.rainierfunds.com and by accessing the SEC’s website at www.sec.gov. The Trust will send a description of its proxy voting policies and procedures within three business days of receipt of a request.
ANTI-MONEY LAUNDERING PROGRAM
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
GENERAL INFORMATION
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a Portfolio. Each share represents an interest in a Portfolio proportionately equal to the interest of each other share. Upon the Trust’s liquidation, all shareholders would share pro rata in the net assets of the Portfolio in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of

B-30

shares which differ from each other only as to dividends. The Board of Trustees has created five series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Portfolio are allocated fairly among the Portfolios by the Trustees, generally on the basis of the relative net assets of each Portfolio.
The Trust may also create different classes of shares. Currently, the Trust offers two classes of shares, its Original class of shares and an institutional class of shares. On May 1, 2002, the Trust began issuing the Institutional Shares for the Small/Mid Cap Equity, Core Equity and Balanced Portfolios. Each class of shares has identical rights and privileges except with respect to voting matters affecting a single class of shares and the exchange privilege of each class of shares.
Shareholders are entitled to one vote for each full share (and fractional votes for fractional shares) and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. It is not contemplated that regular annual meetings of shareholders will be held. The Declaration of Trust provides that the shareholders have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, ten shareholders holding the lesser of $25,000 worth or 1% of the shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee.
Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.
Investors will be informed of the Portfolios’ progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.
The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Advisor’s Code prohibits personnel of the Advisor to invest in securities other than mutual funds and US Treasuries. The Distributor’s Code permits, subject to certain conditions, personnel of the Distributor to invest in securities that may be purchased or held by the Portfolios.
The Trust’s custodian, U.S. Bank N.A., is responsible for holding the Portfolios’ assets, and also acts as the Trust’s transfer and accounting services agent. KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and reviews of certain Securities and Exchange Commission filings.
FINANCIAL STATEMENTS
Incorporated by reference herein are portions of the Trust’s Annual Report to shareholders for the fiscal year ending March 31, 2005 under the headings: “Report of Independent Registered Public Accounting Firm,” “Schedule of Investments,” “Statement of Assets and Liabilities,” “Statement of Operations,” “Statement of Changes in Net Assets,” “Financial Highlights” and “Notes to Financial Statements.” A copy of the Trust’s Annual Report accompanies this SAI and also can be obtained at no charge by calling 1-800-248-6314 or writing the Trust.

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APPENDIX
DESCRIPTION OF RATINGS
Moody’s Investors Service, Inc.: Credit Ratings
Aaa—Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa—Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A—Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa—Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Moody’s applies numerical modifiers “1”, “2” and “3” to both the Aaa and Aa rating classifications. The modifier “1” indicates that the security ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates that the issue ranks in the lower end of its generic rating category.
Standard & Poor’s Ratings Group: Credit Ratings
AAA—This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.
A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
Fitch Ratings

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AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA—Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A—High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB—Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
Commercial Paper Ratings
Moody’s commercial paper ratings are assessments of the issuer’s ability to repay punctually promissory obligations. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1—highest quality; Prime 2—higher quality; Prime 3—high quality.
A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.
Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers “1”, “2” and “3” to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A “+” designation is applied to those issues rated “A-1” which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation “A-2” is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation “A-3” have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

B-33

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
PART C
OTHER INFORMATION
Item 23. EXHIBITS.
(a)	Declaration of Trust[1]
(i)	Certificate of Trust[1]

(ii)	Agreement and Declaration of Trust[1]
(b)	Bylaws[1]

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Agreement and Declaration of Trust and Bylaws.

(d)	(i)	Investment Advisory Agreement [2]

	(ii)	Operating Expenses Agreement[2]
(e)	Distribution Agreement by and between Registrant and Quasar Distributor, LLC[6]

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)	Custody Agreement by and between Registrant and U.S. Bank, N.A.[2]

(h)	Other Material Contracts
(i)	Administration Agreement by and between Registrant and U.S. Bancorp Fund Services, LLC[5]

(ii)	Fund Accounting Servicing Agreement[2]

(iii)	Transfer Agent Agreement[2]

(iv)	Services Agreement[2]

(v)	Assignment of Administration Agreement[7]
(i)	Opinion and Consent of Paul, Hastings, Janosfsky & Walker LLP[4]

(j)	Consent of Independent Public Accountants, KPMG LLP – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)	Agreement Relating to InitialCapital[3]

(m)	Rule 12b-1 Plan[2]

(n)	Rule 18f-3 Plan[6]

(o)	Reserved.

(p)	Joint Code of Ethics for Rainier Investment Management Mutual Funds and Rainier Investment Management [7]

1 Previously filed as an exhibit to the Registrant’s initial Registration Statement (File No. 33-73792) on January 5, 1994, and incorporated herein by reference.
2 Previously filed as an exhibit to Pre-effective Amendment No. 1 to the Registrant’s Registration Statement (File No. 33-73792) on February 23, 1994, and incorporated herein by reference.
3 Previously filed as an exhibit to Pre-effective Amendment No. 2 to the Registrant’s Registration Statement (File No. 33-73792) on April 6, 1994, and incorporated herein by reference.
4 Previously filed as an exhibit to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement (File No. 33-73792) on June 5, 2000, and incorporated herein by reference.
5 Previously filed as an exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement (File No. 33-73792) on June 28, 2001, and incorporated herein by reference.
6 Previously filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (File No. 33-73792) on March 1, 2002, and incorporated herein by reference.
7 Previously filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement (File No. 33-73792) on August 2, 2004, and incorporated herein by reference.
Item 24. Persons Controlled by or Under Common Control with Registrant
As of the date of this amendment to this Registration Statement, there are no persons controlled or under common control with the Registrant.
Item 25. Indemnification.
Article VII, Section 2 of the Registrant’s Declaration of Trust provides as follows:
Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and the Trust out of its assets shall indemnify and hold harmless each and every Trustee from and against any and all claims and demands whatsoever arising out of or related to each Trustee’s performance of his duties as a Trustee of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee from or against any liability to the Trust or any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.”

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 26. Business and Other Connections of Investment Adviser.
The response to this item is incorporated by reference to the investment adviser’s Form ADV as amended (File No. 801-35638).
Item 27. Principal Underwriter.
(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, also acts as principal underwriter for the following investment companies:

Advisors Series Trust	Jacob Internet Fund Inc.
AIP Alternative Strategies Funds	The Jensen Portfolio, Inc.
Allied Asset Advisors Funds	Julius Baer Investment Funds
Alpine Equity Trust	The Kensington Funds
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
FFTW Funds, Inc.	NorCap Funds
First American Funds, Inc.	Optimum Q Funds

First American Investment Funds, Inc.	Permanent Portfolio Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
The Glenmede Fund, Inc.	Prudent Bear Funds, Inc.
The Glenmede Portfolios	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal	Position and Offices with	Positions and Offices
Business Address	Quasar Distributors, LLC	with Registrant

James R. Schoenike	President, Board Member	None

Donna J. Berth	Treasurer	None

Joe Redwine	Board Member	None

Bob Kern	Board Member	None

Eric W. Falkeis	Board Member	None

Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
     (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Funds during the last fiscal year by the principal underwriter who is not an affiliated person of the Funds.

	(2)
	Net	(3)
(1)	Underwriting	Compensation on	(4)	(5)
Name of Principal	Discounts and	Redemption and	Brokerage	Other
Underwriter	Commission	Repurchases	Commissions	Compensation
Quasar Distributors, LLC
Item 28. Location of Accounts and Records.
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of the Registrant’s custodian:
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202
(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of the Registrant’s administrator, transfer agent and fund accountant:
U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741
(c)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s investment adviser:
Rainier Investment Management Mutual Funds
601 Union Street, Suite 2801
Seattle, WA 98101
(d)	With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant’s principal underwriter:
Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Item 29. Management Services.
There are no management-related service contracts not discussed in Parts A and B.
Item 30. Undertakings.
(a) Registrant undertakes that if requested to do so by the holders of at least 10% of the registrant’s outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Seattle, State of Washington, on the 29th day of July, 2005.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

/s/ J. Glenn Haber

J. Glenn Haber
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

/s/ J. Glenn Haber	Trustee, Chief Executive Officer	July 29, 2005
J. Glenn Haber	Secretary, Treasurer

/s/ John W. O’Halloran	President	July 29, 2005
John W. O’Halloran

Gary L. Sundem*	Trustee	July 29, 2005
Gary L. Sundem

James E. Diamond, Jr.*	Trustee	July 29, 2005
James E. Diamond, Jr.

John W. Ferris*	Trustee	July 29, 2005
John W. Ferris

* By	J. Glenn Haber

J. Glenn Haber,
Attorney-in-Fact, pursuant to powers of attorney filed with
Post-Effective Amendment No. 1 to the Registration Statement.

Exhibit	Exhibit No.

Consent of Independent Accountants KPMG, LLP	EX-99.j